                               Aetna Mutual Funds
                               Aetna Income Funds



                                     [LOGO]







Annual Report
October 31,2001


                                                                           Aetna
                                                                           funds
                                                                          [LOGO]

                               PRESIDENT'S LETTER


Dear Shareholder:                                               October 31, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased that you have continued to place your confidence in us to help you achieve your financial goals.

The atrocities of September 11th caused all Americans, and much of the rest of the world, to put aside ordinary concerns and turn their attention to issues of deeper meaning. Family, friends, fellow citizens - they have been foremost in the thoughts of so many of us, with a special place held for the victims of those heinous acts, and for the heroes who responded so selflessly to them.

On behalf of the Aetna Series Fund family, I can tell you that we too have been made more sharply aware of the blessings that sometimes get overlooked in the busy-ness of daily life. Our funds and their adviser, Aeltus Investment Management Inc., were among the fortunate not to lose members on September 11th; our people, our capabilities, and our financial strengths are undiminished. I can assure you that we are meeting President Bush's challenge to get on with our lives and our business without fear for the present, or for the future of this great nation.

Much had already happened this year in the weeks prior to September 11th. Suffice it to say that the economy was teetering towards a recession and financial markets' performance reflected that condition. But since September 11th, the markets have begun to rally, along with the nation. This is partly due to decisive action by the Federal Reserve in bringing interest rates down to their lowest levels in almost forty years, and partly to a bipartisan determination to do whatever is necessary to prosecute the war on terrorism and stimulate the economy. Credit must also be given to the fighting spirit of our nation, the market and investors collectively, that have raised their eyes from short-term troubles to focus on the undiminished promise of the future. Their confidence in that future has begun to be reflected in a rebound in the market, which is early evidence of a stabilization of economic activity.

We share that confidence in the future. And again, we are especially thankful that you have chosen us to help you to participate in and benefit from the promise of the years ahead. We are dedicated to the challenge of managing your assets, in a prudent and disciplined manner, through the current turbulence and into that bright future.


Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.


A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS

President's Letter...........................................................i
INCOME FUNDS:
Investment Review............................................................1
Portfolios of Investments:
 Aetna Bond Fund.............................................................9
 Aetna Government Fund......................................................13
 Aetna Money Market Fund....................................................14
Statements of Assets and Liabilities........................................17
Statements of Operations....................................................19
Statements of Changes in Net Assets.........................................20
Notes to Financial Statements...............................................26
Financial Highlights........................................................32
Independent Auditors' Report................................................45

                                                                 Aetna Bond Fund
                                                               Growth of $10,000

                                    [CHART]

--------------------------------------------
                                    Lehman
                    Aetna Bond      Brothers
                   Fund (Class I)  Aggregate
--------------------------------------------
      01/01/92          10,000       10,000
                         9,900        9,872
                        10,290       10,271
                        10,860       10,712
      12/31/92          10,670       10,741
                        11,160       11,185
                        11,470       11,481
                        11,771       11,781
      12/31/93          11,820       11,788
                        11,530       11,450
                        11,333       11,332
                        11,428       11,401
      12/31/94          11,432       11,444
                        11,921       12,021
                        12,610       12,753
                        12,827       13,003
      12/31/95          13,379       13,557
                        13,171       13,317
                        13,225       13,393
                        13,463       13,641
      10/31/96          13,696       13,944
                        13,888       14,094
                        13,985       14,182
                        14,612       14,877
      10/31/97          14,751       15,183
                        15,069       15,604
                        15,261       15,725
                        15,569       16,043
      10/31/98          15,890       16,598
                        16,319       16,862
                        16,182       16,712
                        15,926       16,443
      10/31/99          16,138       16,686
                        15,970       16,551
                        16,154       16,923
                        16,611       17,424
      10/31/00          16,925       17,905
                        17,912       18,838
                        18,091       19,019
                        18,655       19,635
      10/31/01          19,329       20,513

------------------------------------------------
       Average Annual Total Returns
  for the period ended October 31, 2001*
------------------------------------------------
                  1 Year   5 Years   Inception
------------------------------------------------
Class I           14.20%     7.14%       6.94%
------------------------------------------------
Class A:
      POP (1)      8.38%     5.70%       5.82%
      NAV (2)     13.84%     6.73%       6.34%
------------------------------------------------
Class B:
      w/CDSC (3)    8.07%    5.76%       5.87%
      NAV          13.07%    6.07%       5.87%
------------------------------------------------
Class C:
      w/CDSC (4)   12.08%    6.06%       5.87%
      NAV          13.08%    6.06%       5.87%
------------------------------------------------
Class O:
      NAV (5)      13.92%    6.87%       6.57%
------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, Class B, Class C and Class O, the performance of each class is calculated by using the performance of Class I since its inception date (01/03/92), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B, Class C and Class O shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                AETNA BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Bond Fund Class I shares generated a 14.20% total return, net of fund expenses, for the year ended October 31, 2001. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 14.56% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

During the last twelve months, we have seen a slowing economy and an aggressively accommodative Federal Reserve (the "Fed"). After an unprecedented period of robust growth that continued through the middle of 2000, the economy has
                                                      See Definition of Terms. 1
steadily deteriorated, led by weakness in manufacturing, business investment, and corporate profits, as well as declining equity markets. Fears of recession were prevalent prior to September 11, 2001 and subsequently we have seen lower levels of consumer confidence and soaring unemployment claims. The economy shrank at a 0.4% annual pace in the third quarter and the unemployment rate had its biggest one-month jump in more than twenty years in October, from 4.9% to 5.4%. Therefore, we believe it is highly likely that the economy will contract again in the fourth quarter.

The Fed has responded aggressively to the deteriorating economy. They have lowered the overnight rate nine times this year from 6.5% to a forty-year low of 2.5% and the market is expecting them to continue easing. Given the absence of inflationary pressures, the Fed has the latitude to ease as much as necessary to reinvigorate the economy. The aggressive easing this year has caused the yield curve to steepen. Over the past year, the two-year Treasury yield has fallen by 350 basis points to 2.42% while the thirty-year Treasury yield has fallen by 90 basis points to 4.87%. (One basis point is equal to one hundredth of a percent, or 0.01%.)

Investment grade corporate bond performance has been volatile over the past year. The sector performed poorly in the fourth quarter of 2000 on earnings' worries, rebounded in the first half of 2001 due to the accommodative Fed easing, and underperformed by a wide margin in September of 2001 as a result of recession concerns. Although the volatility of returns in this sector has been high, the sector has only underperformed Treasuries by a modest 17 basis points over the past year. The high yield sector has performed much worse as it is more leveraged to economic conditions. Over the past year, high yield bonds have underperformed Treasuries by 13.97%. Mortgage-backed securities have underperformed Treasuries by 8 basis points over the past year.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund's underperformance during the past year, relative to its benchmark the Lehman Aggregate Bond Index, has been primarily a result of yield curve positioning. The Fund has generally been underweight the short end of the yield curve, the best performing part of the curve over this period. In addition, corporate issue selection has hurt relative performance.

Sector allocation movements have positively impacted performance. In particular, being overweight in investment grade corporate bonds early this year and moving to an underweight position prior to the widening in September of this year benefited performance. Also, a brief allocation to high yield bonds early in the year enhanced returns.

WHAT IS YOUR OUTLOOK GOING FORWARD?

With investment grade corporate bond spreads at historically wide levels, we are reducing our underweight and expect to move to an overweighted position over the next few months. We believe that the economic slowdown, or likely recession, could be severe, but there is sufficient compensation in spreads at these levels. Similarly, in October, we allocated 5% of the Fund to the high yield sector given that the negative performance of this sector has led to attractive spread levels. We would likely increase the high yield exposure further if spreads continue to widen. Although mortgage-backed spreads are attractive, credit is more compelling and we will look to reduce our mortgage overweight as opportunities present themselves within the corporate sector. We expect to underweight Treasuries and agencies, given the attractiveness of the credit and mortgage sectors.

We expect to maintain duration biased to the shorter side, given the low level of rates. We fully expect we will see more easing from the Fed during the fourth quarter, but with the Fed Funds at 2.50%, the potential amount of easing going forward is not large. We also expect the yield curve to flatten as the expectations for further Fed easing diminish.

QUALITY RATINGS
--------------------------------
AAA                        79.7%
AA                          2.2%
A                          10.4%
BBB                         6.9%
BB                          0.2%
B                           0.6%

2 See Definition of Terms.

MATURITY DISTRIBUTION
----------------------------
0-1 year               11.7%
1-5 years              20.5%
5-10 years             62.9%
10-20 years             0.3%
20+ years               4.6%


The opinions expressed reflect those of the portfolio manager only through October 31, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 3

                                                           Aetna Government Fund
                                                              Growth of $10,000
                                   [CHART]
------------------------------------------
                   Aetna         Lehman
                 Government     Brothers
               Fund (Class I) Intermediate
------------------------------------------
01/01/94           10,000        10,000
                    9,790         9,815
                    9,739         9,760
                    9,784         9,835
12/31/94            9,811         9,825
                   10,254        10,234
                   10,779        10,712
                   10,932        10,878
12/31/95           11,380        11,241
                   11,173        11,165
                   11,196        11,240
                   11,382        11,433
10/31/96           11,583        11,621
                   11,677        11,743
                   11,737        11,827
                   12,310        12,243
10/31/97           12,554        12,472
                   12,894        12,766
                   12,959        12,852
                   13,205        13,077
10/31/98           13,625        13,658
                   13,787        13,730
                   13,722        13,668
                   13,545        13,606
10/31/99           13,705        13,769
                   13,605        13,689
                   13,944        13,955
                   14,298        14,308
10/31/00           14,654        14,694
                   15,272        15,374
                   15,477        15,579
                   15,887        15,987
10/31/01           16,511        16,730


                         Average Annual Total Returns
                    for the period ended October 31, 2001*
                  --------------------------------------------
                               1 Year   5 Years    Inception
                  --------------------------------------------
                  Class I      12.67%    7.35%       6.62%
                  --------------------------------------------
                  Class A:
                   POP (1)      6.97%    5.93%       5.42%
                   NAV (2)     12.35%    6.97%       6.08%
                  --------------------------------------------
                  Class B:
                   w/CDSC (3)   6.52%    5.95%       5.55%
                   NAV         11.52%    6.27%       5.55%
                  --------------------------------------------
                  Class C:
                   w/CDSC (4)  10.50%    6.27%       5.55%
                   NAV         11.50%    6.27%       5.55%
                  --------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class I since its inception date (01/04/94), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA GOVERNMENT FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Government Fund Class I shares generated a 12.67% total return, net of fund expenses, for the year ended October 31, 2001. The benchmark, Lehman Brothers Intermediate Government Bond Index(b), returned 13.85% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

A slowing economy and an aggressively accommodative Federal Reserve (the "Fed") has marked the past twelve months. After an unprecedented period of robust growth that continued through the middle of 2000, the economy has steadily dete-

4 See Definition of Terms.

riorated, led by weakness in manufacturing, business investment, and corporate profits, as well as declining equity markets. Fears of recession were prevalent prior to September 11, 2001, and subsequently we have seen lower levels of consumer confidence and soaring unemployment claims. The economy shrank at a 0.4% annual pace in the third quarter, and the unemployment rate had its biggest one-month jump in more than twenty years in October from 4.9% to 5.4%. Therefore, it is highly likely that the economy will contract again in the fourth quarter.

The Fed has responded aggressively to the deteriorating economy. They have lowered the overnight rate nine times this year from 6.5% to a forty year low of 2.5%, and the market is expecting the Fed to continue easing. Given the absence of inflationary pressures, the Fed has the latitude to ease as much as necessary to reinvigorate the economy. The aggressive easing this year has caused the yield curve to steepen. Over the past year, the two-year Treasury yield has fallen by 350 basis points (one basis point is equal to one hundredth of a percent, or 0.01%) to 2.42% while the thirty-year Treasury yield has fallen by 90 basis points to 4.87%.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

The Fund's underperformance during the past year has been primarily a result of yield curve positioning and duration. We took off our overweight to the front-end of the market in mid-summer, which proved to be too early. By September, we had seen some early signs of stabilization in the economy and thought the Fed was nearing the end of its easing cycle. We thought there was too much Fed easing priced into rates and consequently shortened duration. With the events of September 11th, the Fed eased aggressively and the front-end outperformed dramatically, hurting the Fund. Subsequent economic releases came in very weak and it was clear the Fed would continue to ease and rates would move lower.


WHAT IS YOUR OUTLOOK GOING FORWARD?

We expect continued economic weakness and further easing from the Fed. We expect the pace of easing to slow since the Fed Funds rate is already at a low of 2.5%. We also expect the yield curve to flatten as the expectations for further Fed easing rate to diminish. The flatter yield curve will also be influenced by the elimination of the long bond, continued long-end buybacks and increased front-end issuance. We expect to stay fairly neutral duration in the near-term and will begin to position the Fund for a flatter curve.


QUALITY RATINGS

AAA                              100.0%


MATURITY DISTRIBUTION

 0 - 1 year                       12.4%
 1 - 5 years                      47.5%
 5 - 10 years                     33.8%
10 - 20 years                      3.7%
20 + years                         2.6%

The opinions expressed reflect those of the portfolio manager only through October 31, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 5

                                                        Aetna Money Market Fund
                                                               Growth of $10,000




                                    [CHART]


------------------------------------------------------
                                            Money Fund
                     Aetna Money              Report
                    Market (Class I)      Averages/All
------------------------------------------------------
      01/01/92            10,000               10,000
                          10,104               10,096
                          10,210               10,184
                          10,308               10,263
      12/31/92            10,404               10,334
                          10,488               10,404
                          10,572               10,472
                          10,656               10,541
      12/31/93            10,744               10,611
                          10,834               10,684
                          10,934               10,773
                          11,057               10,878
      12/31/94            11,205               11,003
                          11,365               11,148
                          11,536               11,299
                          11,706               11,446
      12/31/95            11,875               11,592
                          12,031               11,731
                          12,187               11,869
                          12,347               12,009
      10/31/96            12,402               12,056
                          12,574               12,200
                          12,732               12,346
                          12,905               12,498
      10/31/97            13,083               12,652
                          13,260               12,810
                          13,427               12,969
                          13,608               13,128
      10/31/98            13,784               13,287
                          13,952               13,434
                          14,114               13,578
                          14,277               13,725
      10/31/99            14,450               13,881
                          14,652               14,053
                          14,855               14,237
                          15,079               14,440
      10/31/00            15,313               14,652
                          15,547               14,863
                          15,740               15,040
                          15,894               15,175
      10/31/01            16,013               15,287



-------------------------------------------------------
            Average Annual Total Returns
          for the period ended October 31, 2001 *
-------------------------------------------------------
                   1 Year      5 Years      Inception
-------------------------------------------------------
  Class I           4.58%       5.25%         4.91%
-------------------------------------------------------
  Class A           4.58%       5.25%         4.91%
-------------------------------------------------------
  Class B:
        w/CDSC (3) -1.45%       3.87%         3.88%
        NAV         3.55%       4.21%         3.88%
-------------------------------------------------------
 Class C            4.58%       5.25%         4.91%


*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, Class B and Class C, the performance of each class is calculated by using the performance of Class! since its inception date (01/03/92), adjusted for fees and expenses charged to lhe appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of thture results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
**Effective November 2000, the benchmark of the fund, iMoneyNet All Taxable Average Index, changed its name to Money Fund Report Averages/All Taxable.



                             AETNA MONEY MARKET FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Money Market Fund Class I shares generated a 4.58% total return, net of fund expenses, for the year ended October 31, 2001. The benchmark, Money Fundo Report Averages/All Taxable Index(c), returned 4.34% for the same period. As of October 31, 2001, the Fund reported a 7-day yield of 2.38% with an average weighted maturity of 66 days.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

The past twelve months have been marked by a slowing economy and an aggressively accommodative Federal Reserve (the "Fed"). After an unprecedented period of robust growth that continued through the middle of the year 2000, the economy has steadily deteriorated, led by weakness in manufacturing, business investment, and corporate profits, as well as declining equity markets. Fears of recession prevailed prior to September 11th, and subsequently we have seen lower levels of consumer confidence and soaring unemployment claims. The economy shrank at a 0.47% annual pace in the third quarter,

6 See Definition of Terms.

and the unemployment rate had its biggest one-month jump in more than twenty years in October from 4.9% to 5.4%. Therefore, it is highly likely that the economy will contract again in the fourth quarter.

The Fed has responded aggressively to the deteriorating economy. They have lowered the overnight rate nine times this year from 6.5% to a forty-year low of 2.5%, resulting in reduced yields for the money market funds, and the market is expecting continued easing. Given the absence of inflationary pressures, the Fed has the latitude to ease as much as necessary to reinvigorate the economy. Expectations of continued Fed easing have resulted in an inverted yield curve in the one-to six-month sector throughout most of the year.

Spreads were tight for most of the year as intermediate-term investors lingered in the short end of the curve. Commercial paper supplies were light as industrial issuers exited the paper market. The remaining issuers concentrated in the seven- to thirty-day maturity area in an attempt to avoid locking in higher rates by writing paper that matured prior to each anticipated Fed easing date. These conditions made it difficult for money market investors to extend duration at reasonably priced levels.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST TWELVE MONTHS?

Good performance for the Aetna Money Market Fund this year is the result of our consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments. A pronounced increase in the Fund's weighted average maturity also contributed to performance by delaying the impact of Federal Open Market Committee easings. Although Money Market Fund benefited from this strategy, results were negatively impacted by adverse security selection within the Electric Utility sector earlier in the year. Early in the year the Fund had a small exposure to Pacific Gas & Electric that was sold at a loss.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We expect to see more easing from the Fed during the fourth quarter, as we believe that the economic slowdown, or likely recession, could be severe. We would expect to maintain an overweighting in asset-backed notes in order to enhance yield and preserve credit rating stability. We expect to keep our weighted average neutral, given the low level of rates. We also expect the yield curve to flatten as the expectations for further casings diminish.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 QUALITY RATINGS*
  Tier 1                                       100.0%
  Tier 2                                           --

 MATURITY DISTRIBUTION
 1 - 30 days                                    34.6%
31-60 days                                       6.4%
61-90 days                                       4.6%
91 - 120 days                                    4.2%
121 - 180 days                                   9.5%
181 -397 days                                   40.7%

*Tier 1 securities are, or are comparable to, secunties which are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (NRSROs) or by the only NRSRO that has rated the security. Tier 2 securities are securities that have received the requisite rating in one of the two highest categories, but are not Tier 1. Split rated securities are those in which two or more major rating agencies, such as Standard & Poor's and Moody's Investor Service, assign a different rating to the same security. At October 31, 2001 the Fund had 16.6% in split rated Tier 1 securities.

The opinions expressed reflect those of the portfolio manager only through October 31, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                      See Definition of Terms. 7

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Income Funds is 4.75%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 1%.

(5) The Bond Fund began offering Class O shares on August 1, 2001. For periods prior to that date, Class O performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class O shares.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The Lehman Brothers Intermediate Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S. government or agency, quasi-federal corporations, or corporate debt guaranteed by the U.S. government with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(c) The Money Funds Averages/All Taxable Index (formerly iMoneyNet All Taxable Average Index) is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

The unmanaged indices described above are not available for individual direct investment.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
BOND
--------------------------------------------------------------------------------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                      -------------   ----------
LONG-TERM BONDS AND NOTES (92.8%)
CORPORATE BONDS (18.7%)

AEROSPACE/DEFENSE (0.5%)
Northrop Grumman Corp., 7.13%, 02/15/11 * ..........    $  165,000    $  176,475
Raytheon Co., 6.15%, 11/01/08 * ....................       165,000       167,683
United Technologies Corp.,
 7.13%, 11/15/10 * .................................        80,000        89,489
                                                                      ----------
                                                                         433,647
                                                                      ----------
ALUMINUM (0.3%)
Alcoa Inc., 7.38%, 08/01/10 * ......................       210,000       236,572
                                                                      ----------
AUTOMOTIVE (0.2%)
DaimlerChrysler NA Holdings Inc.,
 6.40%, 05/15/06 * .................................       195,000       195,973
                                                                      ----------
BROADCASTING - TV, RADIO & CABLE (0.3%)
Cox Communications Inc., 6.85%, 01/15/18 * .........       260,000       255,502
                                                                      ----------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.4%)
American Tower Corp., 9.38%, 02/01/09 ..............       150,000       120,000
AT&T Wireless, 7.88%, 03/01/11 .....................       215,000       231,189
                                                                      ----------
                                                                         351,189
                                                                      ----------
COMMUNICATIONS EQUIPMENT (0.5%)
Adelphia Communications,
 10.25%, 06/15/11 ..................................       200,000       185,000
Citizens Communications, 9.00%, 08/15/31 ++ ........       130,000       139,521
Qwest Communications International Inc.,
 7.50%, 11/01/08 * .................................       130,000       134,848
                                                                      ----------
                                                                         459,369
                                                                      ----------
CORPORATE FINANCE (10.8%)
Bank of America Corp., 2.67%, 10/22/04 .............       965,000       964,280
Bank of America Corp., 7.40%, 01/15/11 .............        60,000        65,951
Charter Commerce Holdings LLC,
 8.25%, 04/01/07 ...................................       200,000       188,000
Citigroup Inc., 6.50%, 01/18/11 * ..................       110,000       117,195
Citigroup Inc., 6.75%, 12/01/05 ....................       120,000       131,240
Conoco Funding Co., 5.45%, 10/15/06 ................       250,000       252,500
Countrywide Home Loans, Inc.,
 3.36%, 10/23/06 ...................................       660,000       659,410
Countrywide Home Loans, Inc.,
 6.85%, 06/15/04 * .................................       355,000       380,532
Ford Motor Credit Co., 4.23%, 10/25/04 .............       665,000       664,739
Ford Motor Credit Co., 6.38%, 02/01/29 .............       230,000       188,648
Ford Motor Credit Co., 6.88%, 02/01/06 * ...........       165,000       168,945
Ford Motor Credit Co., 7.38%, 10/28/09 * ...........        95,000        96,454
General Electric Capital Corp.,
 6.50%, 12/10/07 * .................................       335,000       364,795
General Electric Capital Corp.,
 7.38%, 01/19/10 * .................................       235,000       272,640
General Motors Acceptance Corp.,
 3.99%, 08/04/03 * .................................     1,000,000       985,000
GMAC Commercial Mortgage Corp.,
 6.88%, 09/15/11 # * ...............................       740,000       727,990
GMAC Commercial Mortgage Corp.,
 7.20%, 01/15/11 ...................................       380,000       385,867
Household Finance Corp., 3.12%, 10/23/06 ...........       750,000       749,214
Household Finance Corp., 6.75%, 05/15/11 * .........       160,000       166,976
International Lease Finance Corp.,
 3.78%, 10/18/04 ...................................       595,000       595,114
International Lease Finance Corp.,
 6.75%, 11/03/03 * .................................       380,000       401,117
Monumental Global Funding II,
 6.05%, 01/19/06 * ++ ..............................       135,000       140,978
Morgan Stanley Dean Witter & Co.,
 6.75%, 04/15/11 * .................................       105,000       110,082
Qwest Capital Funding Inc.,
 7.25%, 02/15/11 * .................................       215,000       217,212
Textron Financial Corp., 5.95%, 03/15/04 * .........       305,000       318,935
Textron Financial Corp., 7.13%, 12/09/04 * .........        70,000        74,066
Wachovia Corp., 4.95%, 11/01/06 ....................       325,000       324,837
                                                                      ----------
                                                                       9,712,717
                                                                      ----------
CORPORATE INDUSTRIAL - CAPITAL GOODS (0.6%)
Boeing Capital Corp., 7.38%, 09/27/10 * ............       155,000       172,106
Bombardier Capital Inc., 6.13%, 06/29/06 * ++ ......       250,000       260,293
Bombardier Capital Inc., 7.50%, 10/17/05 ++ ........       130,000       141,190
                                                                      ----------
                                                                         573,589
                                                                      ----------
CORPORATE INDUSTRIAL - CONSUMER CYCLICAL (1.0%)
Anheuser-Busch Co.'s Inc.,
 5.63%, 10/01/10 * .................................       340,000       348,461
Bristol-Myers Squibb Co., 5.75%, 10/01/11 * ........       235,000       244,553
Kellogg Co., 6.60%, 04/01/11 * ++ ..................       280,000       296,638
                                                                      ----------
                                                                         889,652
                                                                      ----------
CORPORATE INDUSTRIAL - ENERGY (0.5%)
Calpine Canada Energy Fin., 8.50%, 05/01/08 ........       100,000       101,643
Occidental Petroleum Corp., 8.45%, 02/15/29 ........       135,000       154,633
Saga Petroleum, 7.25%, 09/23/27 ....................       175,000       183,610
                                                                      ----------
                                                                         439,886
                                                                      ----------
CORPORATE INDUSTRIAL - TRANSPORTATION (1.2%)
CSX Corp., 7.95%, 05/01/27 .........................       210,000       235,462
ERAC USA Finance Co.,
 7.35%, 06/15/08 * ++ ..............................       340,000       352,193
Norfolk Southern Corp., 6.20%, 04/15/09 * ..........       195,000       196,492
Norfolk Southern Corp., 7.35%, 05/15/07 * ..........       230,000       254,835
                                                                      ----------
                                                                       1,038,982
                                                                      ----------
CORPORATE UTILITIES (0.7%)
Duke Energy Field Services, Inc.,
 7.88%, 08/16/10 * .................................       190,000       209,649
Keyspan Gas East, 7.88%, 02/01/10 * ................        55,000        62,616
Progress Energy, Inc., 7.10%, 03/01/11 * ...........       180,000       195,030
Transocean Offshore, 7.50%, 04/15/31 ...............       130,000       131,057
                                                                      ----------
                                                                         598,352
                                                                      ----------
DISTRIBUTORS - FOOD & HEALTH (0.6%)
ConAgra Foods, Inc., 7.50%, 09/15/05 * .............       285,000       310,014
Kraft Foods, Inc., 6.50%, 11/01/31 .................       175,000       176,785
                                                                      ----------
                                                                         486,799
                                                                      ----------

                                        See Notes to Portfolio of Investments. 9

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
BOND (CONTINUED)
--------------------------------------------------------------------------------

                                                        PRINCIPAL       MARKET
                                                          AMOUNT        VALUE
                                                      -------------   ----------
ELECTRIC COMPANIES (0.1%)
Kinder Morgan Energy, 6.75%, 03/15/11 * ..........    $   105,000    $   110,798
                                                                     -----------
MACHINERY - DIVERSIFIED (0.1%)
Deere & Co., 7.13%, 03/03/31 * ...................        125,000        129,404
                                                                     -----------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.3%)
Consolidated Natural Gas Co.,
 6.85%, 04/15/11 * ...............................        135,000        144,086
Tennessee Gas Pipeline, 7.00%, 10/15/28 * ........        140,000        129,763
                                                                     -----------
                                                                         273,849
                                                                     -----------
TELEPHONE LONG DISTANCE (0.6%)
Sprint Capital Corp., 6.00%, 01/15/07 ++ .........        205,000        204,346
WorldCom, Inc., 7.38%, 01/15/06 * ++ .............        125,000        131,668
WorldCom, Inc., 7.50%, 05/15/11 * ++ .............        215,000        219,831
                                                                     -----------
                                                                         555,845
                                                                     -----------
TOTAL CORPORATE BONDS (COST $16,318,636) .........                    16,742,125
                                                                     -----------
FOREIGN AND SUPRANATIONALS (1.8%)
CORPORATE FOREIGN (1.8%)
France Telecom, 7.75%, 03/01/11 ++ ...............        265,000        288,399
IMPSAT Fiber Networks Inc.,
 13.75%, 02/15/05 i ..............................        148,000         13,320
Inter-American Development Bank,
 6.75%, 07/15/27 .................................        240,000        268,440
Metronet Communications,
 Zero Coupon, 06/15/08 ...........................        305,000        164,700
Potash Corp. Saskatchewan, 7.75%, 05/31/11 .......        185,000        203,069
Quebec (Province of), 7.50%, 09/15/29 ............         90,000        105,933
Telus Corp., 7.50%, 06/01/07 .....................         70,000         74,692
Tyco International Group SA,
 5.88%, 11/01/04 .................................        260,000        272,054
Tyco International Group SA,
 6.13%, 11/01/08 .................................        180,000        184,813
Vodafone AirTouch Plc, 7.75%, 02/15/10 ++ ........         28,000         31,021
                                                                     -----------
                                                                       1,606,441
                                                                     -----------
TOTAL FOREIGN AND SUPRANATIONALS .................                     1,606,441
 (COST $1,731,919)                                                   -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (3.4%)
COLLATERALIZED MORTGAGE OBLIGATION (3.4%)
First Union NB-Bank of America - Class A2,
 6.14%, 12/15/10 * ...............................        500,000        517,031
GE Capital Commercial Mortgage Corp. -
 Class A2, 6.53%, 03/15/11 .......................        700,000        747,013
LB-UBS Commercial Mortgage Trust - Class
 A2, 7.37%, 06/15/10 * ...........................        400,000        445,639
Marine Midland 1992-1, 8.00%, 04/25/23 i .........        256,628        255,940
Prudential Home Mortgage Corp.,
 7.00%, 12/25/07 * ...............................        361,131        375,830
Prudential Home Mortgage Corp.,
 7.50%, 06/25/07 * ...............................        225,412        234,930
Vendee Mortgage Trust - Class B, 6.75%,
 11/15/14 * ......................................        440,000        456,773
                                                                     -----------
                                                                       3,033,156
                                                                     -----------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
 (COST $2,921,503) ...............................                     3,033,156
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (67.0%)
U.S. MORTGAGE-BACKED - FHLMC (24.7%)
Federal Home Loan Mortgage Corp.,
 5.50%, 07/15/06 .................................        261,000        277,801
Federal Home Loan Mortgage Corp.,
 5.50%, 09/15/11 * ...............................      1,525,000      1,596,004
Federal Home Loan Mortgage Corp.,
 6.00%, 12/15/31 # ...............................     11,800,000     11,954,934
Federal Home Loan Mortgage Corp.,
 6.50%, 11/15/29 # ...............................      7,650,000      7,865,194
Federal Home Loan Mortgage Corp.,
 7.50%, 12/01/11 * ...............................        365,249        386,820
                                                                     -----------
                                                                      22,080,753
                                                                     -----------
U.S. MORTGAGE-BACKED - FNMA (25.4%)
Federal National Mortgage Assoc.,
 4.38%, 10/15/06 .................................      1,939,000      1,966,474
Federal National Mortgage Assoc.,
 5.50%, 12/25/16 # ...............................      3,100,000      3,138,750
Federal National Mortgage Assoc.,
 6.00%, 05/15/11 * ...............................      2,200,000      2,383,898
Federal National Mortgage Assoc.,
 6.00%, 12/25/16 # ...............................      1,800,000      1,850,058
Federal National Mortgage Assoc.,
 6.00%, 07/01/29 .................................         23,174         23,535
Federal National Mortgage Assoc.,
 6.50%, 11/01/13 * ...............................        838,188        873,191
Federal National Mortgage Assoc.,
 6.50%, 08/01/29 .................................      2,515,992      2,591,471
Federal National Mortgage Assoc.,
 6.63%, 11/15/30 .................................      1,490,000      1,697,438
Federal National Mortgage Assoc.,
 7.00%, 01/01/30 .................................        801,065        834,854
Federal National Mortgage Assoc.,
 7.50%, 07/01/11 * ...............................        199,937        211,620
Federal National Mortgage Assoc.,
 7.50%, 11/01/28-11/01/30 ........................      1,574,396      1,649,437
Federal National Mortgage Assoc.,
 7.50%, 12/25/31 # ...............................      3,600,000      3,769,884
Federal National Mortgage Assoc.,
 8.00%, 12/15/30 # ...............................        660,000        697,950
Federal National Mortgage Assoc.,
 8.50%, 11/01/23-12/01/29 ........................        902,889        970,431
                                                                     -----------
                                                                      22,658,991
                                                                     -----------
U.S. MORTGAGE-BACKED - GNMA (16.9%)
Government National Mortgage Assoc.,
 6.38%, 04/20/28 .................................         96,402         99,129
Government National Mortgage Assoc.,
 6.50%, 12/15/31 # ...............................      5,180,000      5,349,956
Government National Mortgage Assoc.,
 7.00%, 04/15/26 .................................        503,752        527,051
Government National Mortgage Assoc.,
 7.00%, 11/22/29 # ...............................      5,030,000      5,250,062

10 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
                                                     -------------   ----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (CONTINUED)
Government National Mortgage Assoc.,
 7.50%, 12/15/22 * ................................   $   814,919  $    862,535
Government National Mortgage Assoc.,
 7.50%, 10/15/26 ..................................       351,295       370,068
Government National Mortgage Assoc.,
 7.50%, 11/01/29 # ................................     1,160,000     1,219,090
Government National Mortgage Assoc.,
 7.50%, 11/20/30 ..................................       557,757       584,078
Government National Mortgage Assoc.,
 8.00%, 12/15/17 * ................................       761,286       814,814
Government National Mortgage Assoc.,
 9.50%, 07/15/18 * ................................        28,529        31,578
                                                                   ------------
                                                                     15,108,361
                                                                   ------------
INTEREST-ONLY (0.0%)
Federal Home Loan Mortgage Corp.,
 6.50%, 12/15/05 * ................................     1,249,414        13,656
                                                                   ------------
                                                                         13,656
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
 BACKED SECURITIES (COST $58,390,735)                                59,861,761
                                                                   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.1%)
Private Export Funding Corp.,
 5.48%, 09/15/03 * ................................       400,000       411,596
Small Business Administration 92-20K,
 7.55%, 11/01/12 * ................................       495,194       536,034
                                                                   ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (COST $917,516)                                                        947,630
                                                                   ------------
U.S. TREASURY OBLIGATIONS (0.8%)
U.S. Treasury Bond, 6.25%, 05/15/30 * .............       296,000       352,379
U.S. Treasury Note, 4.63%, 05/15/06 * .............       379,000       396,411
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $693,212)                         748,790
                                                                   ------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $80,973,521)                                                  82,939,903
                                                                   ------------

                                                       NUMBER OF
                                                        SHARES
                                                     -------------
CONVERTIBLE PREFERRED STOCKS (0.2%)
Hercules Trust II, 6.50%, 06/30/29 i ..............           400       140,000
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                      140,000
 (COST $224,000)                                                   ------------

                                                       PRINCIPAL       MARKET
                                                         AMOUNT        VALUE
                                                     -------------   ----------
SHORT-TERM INVESTMENTS (56.1%)
Countrywide Home Loans, Inc.,
 2.70%, 11/01/01 ..................................   $ 3,200,000     3,200,000
DaimlerChrysler NA Holdings Inc.,
 2.55%, 01/18/02 * ................................     2,300,000     2,296,504
Federal Farm Credit Bank, 2.10%, 02/01/02 .........     3,500,000     3,498,250
Federal Farm Credit Bank, 3.35%, 12/03/01 * .......     3,000,000     3,000,000
Federal Home Loan Bank, 3.45%, 10/02/02 * .........     4,000,000     4,010,000
Federal Home Loan Mortgage Corp.,
 2.13%, 01/24/02 ..................................     3,000,000     2,985,000
Federal Home Loan Mortgage Corp.,
 2.38%, 11/20/01 ..................................     3,330,000     3,325,958
Federal National Mortgage Assoc.,
 2.14%, 04/18/02 ..................................     3,000,000     2,973,750
General Mills Inc., 2.70%, 11/14/01 ...............     2,500,000     2,497,562
Houston Industries Finance Co.,
 3.12%, 11/01/01 ..................................     3,000,000     3,000,000
Kellogg Co., 3.70%, 01/24/02 * ....................     1,500,000     1,492,365
Petroleum Geo-Services, 3.62%, 03/20/02 ...........       353,000       351,599
Sears Roebuck Acceptance Corp.,
 3.00%, 11/15/01 * ................................     2,500,000     2,497,083
Sprint Capital Corp., 2.98%, 11/01/01 .............     2,963,000     2,963,000
Student Loan Marketing Assoc.,
 2.47%, 11/21/01 * ................................     5,000,000     4,993,139
Texaco Utilities, 2.90%, 11/07/01 * ...............     2,500,000     2,498,792
TRW Inc., 2.95%, 11/08/01 .........................     2,000,000     1,998,853
U.S. Treasury Bill, 2.03%, 04/04/02 @ .............       100,000        99,250
WorldCom, Inc., 3.74%, 11/26/01 * .................     2,500,000     2,499,304
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $50,166,352)                                                  50,180,409
                                                                   ------------
TOTAL INVESTMENTS
 (COST $131,363,873)(A)                                             133,260,312

OTHER ASSETS LESS LIABILITIES                                       (43,866,643)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 89,393,669
                                                                   ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $131,393,390. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealied gains ..............................................       $2,224,824

Unrealized losses ............................................         (357,902)
                                                                     ----------

 Net unrealized gain .........................................       $1,866,922
                                                                     ==========

Information concerning open futures contracts at October 31, 2001 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                        CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        ----------  --------------  -----------  ---------------
    LONG CONTRACTS
----------------------
U.S. 20 Year Treasury
Bond .................        35      $3,865,312      Dec 01        $ 215,840
                                      ==========                    =========

                                          See Notes to Portfolio Investments. 11

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
BOND (CONTINUED)
--------------------------------------------------------------------------------

Information concerning open futures contracts at October 31, 2001 is shown below:
                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                        CONTRACTS       VALUE          DATE        GAIN/(LOSS)
                        ----------  --------------  -----------  ---------------
   SHORT CONTRACTS
----------------------

U.S. 5 Year Treasury
Bond .................
                              70    $ (7,690,156)     Dec 01      $  (273,597)
U.S. 10 Year Treasury
Bond .................
                              43      (4,795,172)     Dec 01         (212,688)
                                    -------------                 ------------


                                    $(12,485,328)                 $  (486,285)
                                    =============                 ============


Acquisition date and cost concerning illiquid securities at October 31, 2001 is shown below:
                                                    ACQUISITION
                                                        DATE            COST
                                                    -----------      ----------
Hercules Trust II (Convertible Preferred Stock),
6.50%, 06/30/29 ................................      11/09/00       $ 224,000
IMPSAT Fiber Networks Inc., 13.75%, 02/15/05 ...      02/11/00         148,000
Marine Midland 1992-1, 8.00%, 04/25/23 .........      03/30/92         256,628
                                                                     ---------
                                                                     $ 628,628
                                                                     =========

The market value of the total illiquid securities above is $409,260 which represents 0.46% of the total net assets.

* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 2001.
# When-issued or delayed delivery security. The cost of these securities is $40,973,957.
i This security has been determined to be illiquid under guidelines established by the Board of Directors.
+ Restricted security. This security has been determined to be illiquid under guidelines determined by the Board of Directors.
++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2001.

LIBOR - London Inter-Bank Offer Rate. The interest rate that the largest international banks charge each other for loans (usually in Eurodollars).

Category percentages are based on net assets.


Information concerning the following swap contracts at October 31, 2001 is shown below:

SWAP COUNTER PARTY              LEHMAN BROTHERS (LEHMANS)

Notional Principal:             $500,000

Fund will pay:                  Notional amount times (1 month LIBOR plus 1.20%)
                                times actual days divided by 360

Effective LIBOR rate:           2.55%

Fund will receive:              Notional amount times Index Return(b). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to Lehmans.

Index:                          Lehman U.S. High Yield Index

Payment dates:                  Monthly on the 5th

Net unrealized gain/(loss):     $3,844

Termination date:               April 1, 2002

SWAP COUNTER PARTY              MERRILL LYNCH CAPITAL SERVICES (MLCS)

Notional Principal:             $2,530,000

Fund will pay:                  Notional amount times (3 month LIBOR plus 0.95%)
                                times actual days divided by 360

Effective LIBOR rate:           2.59%

Fund will receive:              Notional amount times Index Return(b). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to MLCS.

Index:                          Merrill Lynch High Yield Master Index

Payment dates:                  Quarterly on the 2nd

Net unrealized gain/(loss):     $51,533

Termination date:               July 2, 2002

SWAP COUNTER PARTY              GOLDMAN SACHS

Notional Principal:             $500,000

Fund will pay:                  Notional amount times (1 month LIBOR plus 1.20%)
                                times actual days divided by 360

Effective LIBOR rate:           2.59%

Fund will receive:              Notional amount times Index Return(b). Positive
                                amounts are paid to the Fund. The absolute value of negative amounts are paid to Lehmans.

Index:                          Lehman Brothers High Yield Index

Payment dates:                  Monthly on the 2nd

Net unrealized gain/(loss):     $8,149

Termination date:               April 1, 2002

(b) Index return calculation: (Ending Index Level - Starting Index Level) / Starting Index Level.

12 See Notes to Financial Statements.

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------

                                                      PRINCIPAL       MARKET
                                                        AMOUNT        VALUE
                                                     -----------    ----------

LONG-TERM BONDS AND NOTES (95.7%)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (42.7%)
Federal Home Loan Bank, 3.63%, 10/15/04 ..........   $  1,000,000  $  1,008,506
Federal Home Loan Mortgage Corp.,
 5.13%, 10/15/08 .................................      1,000,000     1,034,220
Federal Home Loan Mortgage Corp.,
 5.63%, 03/15/11 .................................      1,325,000     1,398,286
Federal Home Loan Mortgage Corp.,
 6.25%, 07/15/04 .................................      2,000,000     2,160,940
Federal Home Loan Mortgage Corp.,
 6.50%, 11/15/29 # ...............................      1,900,000     1,953,447
Federal Home Loan Mortgage Corp.,
 7.00%, 07/15/05 .................................      1,000,000     1,116,720
Federal Home Loan Mortgage Corp.,
 9.50%, 07/01/20 .................................         68,843        74,673
Federal Home Loan Mortgage Corp.,
 10.50%, 07/01/20 ................................        164,672       186,697
Federal Home Loan Mortgage Corp.,
 11.50%, 02/01/16 ................................         83,198        96,040
Federal Home Loan Mortgage Corp. - Gold,
 9.50%, 12/01/22 .................................        102,476       112,017
Federal National Mortgage Assoc.,
 3.50%, 09/15/04 .................................      2,000,000     2,015,940
Federal National Mortgage Assoc.,
 4.50%, 07/25/03 .................................      2,000,000     2,034,550
Federal National Mortgage Assoc.,
 6.00%, 05/15/08 .................................      2,000,000     2,175,320
Federal National Mortgage Assoc.,
 7.00%, 07/15/05 .................................      1,000,000     1,116,720
Federal National Mortgage Assoc.,
 7.00%, 12/15/29 # ...............................        720,000       750,377
Federal National Mortgage Assoc.,
 9.50%, 02/01/17 .................................        217,504       236,020
Federal National Mortgage Assoc.,
 10.00%, 06/01/20-10/01/20 .......................        307,508       344,888
Federal National Mortgage Assoc.,
 10.50%, 04/01/19 ................................         47,071        52,139
Government National Mortgage Assoc.,
 7.00%, 12/15/23-04/15/26 ........................        803,894       842,132
Government National Mortgage Assoc.,
 9.00%, 05/15/16-07/15/16 ........................        460,147       503,139
Government National Mortgage Assoc.,
 9.50%, 11/15/21 .................................         75,547        83,621
Government National Mortgage Assoc. -
 II, 9.50%, 09/20/19 .............................         65,859        70,396
                                                                   ------------
                                                                     19,366,788
                                                                   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.7%)
Private Export Funding Corp.,
 5.48%, 09/15/03 .................................        200,000       205,798
Small Business Administration 91-20K,
 8.25%, 11/01/11 .................................        443,046       482,844
Small Business Administration 92-20K,
 7.55%, 11/01/12 .................................        495,194       536,034
                                                                   ------------
                                                                      1,224,676
                                                                   ------------
U.S. TREASURY OBLIGATIONS (46.8%)
U.S. Treasury Bond, 10.75%, 08/15/05 * ...........      1,500,000     1,892,340
U.S. Treasury Bond, 11.25%, 02/15/15 .............      1,000,000     1,644,370
U.S. Treasury Inflation Index, 3.63%, 04/15/28 ...      1,097,440     1,179,234
U.S. Treasury Inflation Index, 3.63%, 07/15/02 ...      2,216,600     2,258,161
U.S. Treasury Inflation Index, 4.25%, 01/15/10 ...      1,055,010     1,150,785
U.S. Treasury Note, 2.75%, 09/30/03-10/31/03 .....      2,000,000     2,012,660
U.S. Treasury Note, 4.63%, 05/15/06 ..............      3,000,000     3,137,820
U.S. Treasury Note, 5.00%, 08/15/11 ..............      2,000,000     2,115,620
U.S. Treasury Note, 5.75%, 11/15/05 * ............      1,500,000     1,632,180
U.S. Treasury Note, 6.50%, 02/15/10 ..............      1,950,000     2,262,312
U.S. Treasury Note, 6.63%, 05/15/07 ..............      1,000,000     1,141,870
U.S. Treasury Strip, Zero Coupon, 08/15/05 * .....        930,000       816,363
                                                                   ------------
                                                                     21,243,715
                                                                   ------------
CORPORATE NOTES (3.5%)
International Finance Corp., 5.25%, 05/02/06 .....      1,500,000     1,572,810
                                                                   ------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $41,896,722)                                                  43,407,989
                                                                   ------------
SHORT-TERM INVESTMENTS (9.0%)
Federal Home Loan Bank, 2.46%, 11/01/01 ..........      4,097,000     4,097,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS                                          4,097,000
 (COST $4,097,000)                                                 ------------

TOTAL INVESTMENTS
 (COST $45,993,722)(A)                                               47,504,989

OTHER ASSETS LESS LIABILITIES                                        (2,117,904)
                                                                   ------------
TOTAL NET ASSETS                                                   $ 45,387,085
                                                                   ============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $46,002,224. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains................................................     $1,502,765

Unrealized losses...............................................             --
                                                                     ----------

 Net unrealized gain............................................     $1,502,765
                                                                     ==========

# When-issued or delayed delivery security. The cost of these securities is $2,671,859.
* Segregated securities for purchases of delayed delivery or when-issued securities held at October 31, 2001.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 13

INCOME FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2001
MONEY MARKET
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                   -----------       ---------
ASSET-BACKED SECURITIES (63.2%)
Americredit Auto Receivables Trust 2001-1
 Class A-1, 3.50%, 09/12/02 ..................     $ 16,000,000     $ 16,000,000
Americredit Auto Receivables Trust 2001-1
 Class A-1, 4.81%, 05/06/02 ..................        2,201,280        2,201,280
Bishops Gate Residential Mortgage Trust
 2001-1A Class, 2.76%, 03/20/02 ++ ...........       21,000,000       21,000,000
BMW Vehicle Owner Trust 2001-A
 Class A1, 3.99%, 05/25/02 ...................        2,266,792        2,266,792
Caterpillar Financial Asset Trust 2001-A
 Class A1, 3.74%, 07/25/02 ...................        7,846,795        7,846,795
Chevy Chase Auto Receivables Trust 2001-2
 Class A, 2.77%, 09/16/02 ....................        6,925,247        6,925,247
CIT Equipment Collateral Owner Trust
 2001-A, 3.48%, 09/20/02 .....................       16,273,887       16,273,887
CNH Equipment Trust Series 2001-A,
 4.04%, 05/15/02 .............................          274,156          274,156
Conseco Finance Vehicle Trust 2000-B
 Class A-1, 6.75%, 12/15/01 ++ ...............          491,887          492,015
DVI Receivables XIV LLC 2001-1
 Class A-1, 4.28%, 05/13/02 ..................        4,236,411        4,236,411
Ford Credit Auto Owner Trust 2001-C
 Class A-2, 3.46%, 05/15/02 ..................        6,519,364        6,519,364
Ford Credit Auto Owner Trust 2001-D
 Class A-2, 2.58%, 06/15/02 ..................        8,536,748        8,536,748
Ford Credit Auto Owner Trust 2001-E
 Class A-2, 3.95%, 01/15/02 ..................           51,656           51,656
Holmes Financing Plc Series 5 Class A1,
 Zero Coupon, 10/15/02 .......................        9,485,000        9,485,000
Household Automotive Trust 2001-1
 Class A-1, 4.99%, 03/18/02 ..................        1,049,443        1,049,393
Household Automotive Trust 2001-2
 Class A-1, 3.74%, 07/17/02 ..................        9,828,554        9,828,554
Hyundai Auto Receivables Trust 2001-A
 Class A1, 3.53%, 08/15/02 ++ ................        7,859,949        7,859,949
Ikon Receivables LLC 2001-1 Class A-1,
 3.73%, 07/15/02 .............................       11,649,226       11,649,226
Isuzu Auto Owner Trust 2001-1 Class A1,
 4.27%, 05/20/02 .............................        4,715,337        4,715,337
Jefferson Smurfit Finance Series B,
 2.47%, 11/08/01 .............................        5,000,000        4,997,599
Jefferson Smurfit Finance Series B,
 2.47%, 11/14/01 .............................        8,000,000        7,992,864
Jefferson Smurfit Finance Series B,
 2.52%, 11/06/01 .............................        7,000,000        6,997,550
Long Lane Master Trust IV Series A,
 2.65%, 11/01/01 ++ ..........................       22,000,000       22,000,000
MLMI Resecuritization P/T Cert Series
 2000-WM2, 2.41%, 11/27/01 ...................        6,535,058        6,535,058
MLMI Resecuritization P/T Cert Series
 2000-WM2, 6.68%, 11/27/01 ...................        9,939,657        9,939,657
MMCA Auto Owner Trust 2001-1 Class A1,
 4.64%, 04/15/02 .............................          282,898          282,898
MMCA Auto Owner Trust 2001-2 Class A1,
 3.90%, 07/15/02 .............................        8,148,574        8,148,574
MMCA Auto Owner Trust 2001-3 Class A1,
 2.47%, 10/15/02 .............................       12,000,000       12,000,000
Navistar Financial Corp. Owner Trust
 2001-A, 4.29%, 05/15/02 .....................        2,872,498        2,872,498
Navistar Financial Corp. Owner Trust
 2001-B, 2.44%, 09/15/02 .....................        7,638,000        7,638,000
Nissan Auto Receivables Owner Trust
 2001-B Clas A-1, 4.74%, 05/15/02 ............        2,808,490        2,808,490
Nissan Auto Receivables Owner Trust
 2001-C Clas A-1, 3.45%, 09/16/02 ............        5,555,288        5,555,288
Onyx Acceptance Owner Trust 2001-B
 Class A-1, 2.37%, 10/15/02 ..................        6,000,000        6,000,000
Onyx Acceptance Owner Trust 2001-C
 Class A-1, 3.66%, 08/15/02 ..................        5,839,794        5,839,794
Racers Trust 2000-7-MM Class A-3,
 2.37%, 05/30/02 ++ ..........................       20,000,000       20,000,000
Syndicated Loan Funding Trust Series
 2001-3 144A, 2.63%, 04/12/02 ++ .............        7,000,000        7,000,000
Wells Fargo Auto Trust 2001-A Class A1,
 4.03%, 05/15/02 .............................        1,354,070        1,354,070
WFS Financial Owner Trust 2001-B
 Class A1, 3.64%, 06/20/02 ...................       15,000,000       15,000,000
WFS Financial Owner Trust 2001-C
 Class A1, 4.03%, 03/20/02 ...................        2,328,783        2,328,783
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                        292,502,933
                                                                    ------------
CERTIFICATES OF DEPOSIT - FOREIGN (1.9%)
Svenska Handelsbanken, Inc.,
 4.22%, 05/17/02 .............................        9,000,000        9,006,554
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN                                9,006,554
                                                                    ------------
COMMERCIAL PAPER - DOMESTIC (14.3%)
American Express Credit Corp.,
 2.23%, 04/16/02 .............................       11,000,000       10,886,889
American Home Products Corp. 4-2,
 2.70%, 11/01/01 ++ ..........................       14,883,000       14,883,000
International Lease Finance Corp.,
 5.90%, 04/15/02 .............................        5,200,000        5,237,326
Koch Industries Inc., 2.63%, 11/01/01 ++ .....       12,940,000       12,940,000
Lehman Brothers Holdings Inc. Series F,
 2.49%, 11/23/01 .............................       10,000,000        9,999,941
Variable Funding Capital Corp.,
 2.49%, 04/12/02 ++ ..........................       12,000,000       12,000,000
                                                                    ------------
TOTAL COMMERCIAL PAPER - DOMESTIC ............                        65,947,156
                                                                    ------------
COMMERCIAL PAPER - FOREIGN (6.5%)
Svenska Handelsbanken, Inc.,
 2.27%, 02/11/02 .............................        9,000,000        8,942,115
Vodafone AirTouch Plc, 3.31%, 12/19/01 ++ ....       21,000,000       21,003,550
                                                                    ------------
TOTAL COMMERCIAL PAPER - FOREIGN                                      29,945,665
                                                                    ------------
AGENCY OBLIGATIONS (6.8%)
Federal Home Loan Mortgage Corp.,
 2.17%, 02/27/02 .............................       11,500,000       11,418,203

--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------      ---------
AGENCY OBLIGATIONS (CONTINUED)
Federal National Mortgage Assoc.,
 2.20%, 03/14/02 ............................    $  20,000,000    $  19,837,445
                                                                  -------------
TOTAL AGENCY OBLIGATIONS ....................                        31,255,648
                                                                  -------------
MEDIUM-TERM NOTES - DOMESTIC (8.2%)
American Honda Finance Corp.,
 2.43%, 01/16/02 ++ .........................       20,000,000       19,999,583
Countrywide Home Loans Series I,
 3.78%, 02/01/02 ............................       10,000,000       10,004,654
General Electric Capital Corp. Series A,
 5.50%, 04/15/02 ............................        3,000,000        3,011,141
General Electric Capital Corp. Series A,
 7.00%, 03/01/02 ............................        2,877,000        2,896,716
Lehman Brothers Holdings Inc. Series F,
 3.50%, 04/02/02 ............................        2,000,000        2,007,679
                                                                  -------------
TOTAL MEDIUM-TERM NOTES - DOMESTIC ..........                        37,919,773
                                                                  -------------
U.S. TREASURY OBLIGATIONS (3.0%)
U.S. Treasury Inflation Index,
 4.02%, 07/15/02 ............................       13,853,750       14,102,685
                                                                  -------------
TOTAL U.S. TREASURY OBLIGATIONS                                      14,102,685
                                                                  -------------
TOTAL INVESTMENTS
 (COST $480,680,414)(a)                                             480,680,414
OTHER ASSETS LESS LIABILITIES                                       (18,067,076)
                                                                  -------------
TOTAL NET ASSETS                                                  $ 462,613,338
                                                                  =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. There were no unrealized gains and losses as of October 31, 2001.

++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.

Portfolio breakdown by Industry Sector as a percent of Total Investments:

Auto Finance ................................................        19.8%

Banks .......................................................         6.2%

Collateralized Loan Obligations .............................         5.6%

Drugs .......................................................         3.1%

Finance - Brokers ...........................................         2.5%

Finance - Credit Cards ......................................         2.3%

Finance - Diversified .......................................         3.9%

Finance - Equipment .........................................         8.3%

Finance - Leasing ...........................................         1.1%

Government Issuers ..........................................         9.4%

Insurance ...................................................        12.8%

Mortgage and Trade Receivables ..............................        20.6%

Telecommunications ..........................................         4.4%
                                                                    -----

Total .......................................................       100.0%
                                                                    =====

                                           See Notes to Financial Statements. 15

                       THIS PAGE INTENTIONALLY LEFT BLANK

INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001
--------------------------------------------------------------------------------


                                                                BOND         AETNA GOVERNMENT FUND        MONEY MARKET
                                                           -------------     ---------------------     -----------------
ASSETS:
Investments, at market value ........................      $ 133,260,312          $  47,504,989          $ 480,680,414
Cash ................................................                 --                    661                     --
Receivable for:
 Dividends and interest .............................            641,975                563,476              1,094,867
 Investments sold ...................................            836,010                     --                     --
 Fund shares sold ...................................            373,795                 86,428                534,750
 Reimbursement from Investment Adviser ..............             16,295                 15,748                     --
 Unrealized gain on swap contracts ..................             63,526                     --                     --
                                                           -------------          -------------          -------------
     Total assets ...................................        135,191,913             48,171,302            482,310,031
                                                           -------------          -------------          -------------
LIABILITIES:
Payable for:
 Dividends to shareholders ..........................             12,129                  1,679                 21,365
 Investments purchased ..............................         45,597,239              2,678,180             17,123,000
 Fund shares redeemed ...............................             94,574                 60,901              2,295,786
 Variation margin ...................................                 16                     --                     --
 Investment advisory fees ...........................             36,403                 18,391                156,108
 Administration service fees ........................              7,281                  3,678                 39,027
 Distributions and shareholder service fees .........             11,122                  5,988                    976
Other liabilities ...................................             39,480                 15,400                 60,431
                                                           -------------          -------------          -------------
     Total liabilities ..............................         45,798,244              2,784,217             19,696,693
                                                           -------------          -------------          -------------
   NET ASSETS .......................................      $  89,393,669          $  45,387,085          $ 462,613,338
                                                           =============          =============          =============
NET ASSETS REPRESENTED BY:
Paid-in capital .....................................      $  85,278,798          $  43,140,016          $ 463,815,248
Net unrealized gain on investments ..................          1,689,520              1,511,267                     --
Undistributed net investment income .................            314,993                130,488                108,645
Accumulated net realized gain (loss) on
 investments ........................................          2,110,358                605,314             (1,310,555)
                                                           -------------          -------------          -------------
   NET ASSETS .......................................      $  89,393,669          $  45,387,085          $ 462,613,338
                                                           =============          =============          =============

Cost of investments .................................      $ 131,363,873          $  45,993,722          $ 480,680,414


                                           See Notes to Financial Statements. 17

INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------


                                                                  BOND          AETNA GOVERNMENT FUND      MONEY MARKET
                                                             -------------      ---------------------   -----------------
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding .............................................       3,599,422             1,817,276           240,185,564
 Net Assets ..............................................    $ 38,716,339          $ 19,458,183          $239,530,952
 Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding) ...........................................    $      10.76          $      10.71          $       1.00
Class A:
 Outstanding .............................................       4,553,356             2,309,364           210,387,065
 Net Assets ..............................................    $ 48,946,788          $ 24,711,190          $209,870,425
 Net Asset Value and redemption price per share
  (net assets divided by shares outstanding) .............    $      10.75          $      10.70          $       1.00
 Offering Price (net asset value divided by 1
  minus maximum sales load) ..............................    $      11.29          $      11.23          $       1.00
Class B:
 Outstanding .............................................          75,027                47,850             1,199,855
 Net Assets ..............................................    $    805,501          $    512,390          $  1,198,504
 Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding) ...........................................    $      10.74          $      10.71          $       1.00
Class C:
 Outstanding .............................................          84,645                65,972            12,042,763
 Net Assets ..............................................    $    907,968          $    705,322          $ 12,013,457
 Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding) ...........................................    $      10.73          $      10.69          $       1.00
Class O:
 Outstanding .............................................           1,587                    --                    --
 Net Assets ..............................................    $     17,073          $         --          $         --
 Net Asset Value, offering and redemption price
  per share (net assets divided by shares
  outstanding) ...........................................    $      10.76          $         --          $         --


18 See Notes to Financial Statements.

INCOME FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------


                                                                                 BOND      AETNA GOVERNMENT FUND   MONEY MARKET
                                                                              -----------  ---------------------  --------------
INVESTMENT INCOME:

Dividends .............................................................      $     26,000       $         --       $         --
Interest ..............................................................         4,154,690          1,863,259         23,729,977
                                                                             ------------       ------------       ------------
     Total investment income ..........................................         4,180,690          1,863,259         23,729,977
                                                                             ------------       ------------       ------------
INVESTMENT EXPENSES:
Investment advisory fees ..............................................           358,209            169,511          1,845,335
Administrative services fees ..........................................            71,642             33,902            461,334
Distribution plan fees - Class A ......................................            84,115             44,990                 --
Distribution plan fees - Class B ......................................             4,082              1,359              7,192
Distribution plan fees - Class C ......................................             5,775              4,192                 --
Shareholder service fees - Class B ....................................             1,361                453              2,397
Shareholder service fees - Class C ....................................             1,925              1,397                 --
Shareholder service fees - Class O ....................................                 8                 --                 --
Printing and postage fees .............................................            11,997              6,860             50,648
Custody fees ..........................................................            23,129              8,068             14,103
Transfer agent fees ...................................................            41,731             30,908            434,446
Audit and tax fees ....................................................            22,191             21,473             18,625
Directors' fees .......................................................             1,941                857             13,826
Registration fees .....................................................            52,289             48,991             95,705
Miscellaneous expenses ................................................             3,332                572              9,099
                                                                             ------------       ------------       ------------
Expenses before reimbursement and waiver from Investment Adviser ......           683,727            373,533          2,952,710
Expense reimbursement and waiver from Investment Adviser ..............           (49,899)           (84,134)                --
                                                                             ------------       ------------       ------------
     Net investment expenses ..........................................           633,828            289,399          2,952,710
                                                                             ------------       ------------       ------------
Net investment income .................................................         3,546,862          1,573,860         20,777,267
                                                                             ------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................         3,365,849            930,360         (1,289,244)
 Futures and foreign forward exchange contracts .......................           (43,625)            25,836                 --
 Foreign currency related transactions ................................           193,057                 --                 --
                                                                             ------------       ------------       ------------
     Net realized gain (loss) on investments: .........................         3,515,281            956,196         (1,289,244)
                                                                             ------------       ------------       ------------
Net change in unrealized gain or loss on:
 Investments ..........................................................         2,135,700          1,412,085                 --
 Futures and swap contracts ...........................................          (199,837)             8,540                 --
 Foreign currency related transactions ................................             4,048                 --                 --
                                                                             ------------       ------------       ------------
     Net change in unrealized gain or loss on investments .............         1,939,911          1,420,625                 --
                                                                             ------------       ------------       ------------
Net realized and change in unrealized gain or loss on investments .....         5,455,192          2,376,821         (1,289,244)
                                                                             ------------       ------------       ------------
Net increase in net assets resulting from operations ..................      $  9,002,054       $  3,950,681       $ 19,488,023
                                                                             ============       ============       ============


                                           See Notes to Financial Statements. 19

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                     BOND
                                                                                    --------------------------------------
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                    ----------------      ----------------
FROM OPERATIONS:

Net investment income ..........................................................      $  3,546,862          $  2,845,527
Net realized gain (loss) on investments ........................................         3,515,281              (428,046)
Net change in unrealized gain or loss on investments ...........................         1,939,911              (142,184)
                                                                                      ------------          ------------
    Net increase in net assets resulting from operations .......................         9,002,054             2,275,297
                                                                                      ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ....................................................        (1,943,303)           (1,684,227)
Class A:
 From net investment income ....................................................        (1,675,049)             (767,862)
Class B:
 From net investment income ....................................................           (22,987)               (9,281)
Class C:
 From net investment income ....................................................           (33,660)              (26,235)
Class O:
 From net investment income ....................................................              (134)                   --
                                                                                      ------------          ------------
 Decrease in net assets from
 distributions to shareholders .................................................        (3,675,133)           (2,487,605)
                                                                                      ------------          ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold .....................................................        23,498,171             5,423,027
 Net asset value of shares issued upon reinvestment of distributions ...........         1,789,807             1,525,481
 Payments for shares redeemed ..................................................       (20,305,057)           (9,995,317)
Class A:
 Proceeds from shares sold .....................................................        73,591,861            15,786,617
 Net asset value of shares issued upon reinvestment of distributions ...........         1,596,610               726,412
 Payments for shares redeemed ..................................................       (48,548,201)           (8,691,299)
Class B:
 Proceeds from shares sold .....................................................           614,409               256,981
 Net asset value of shares issued upon reinvestment of distributions ...........            16,270                 5,240
 Payments for shares redeemed ..................................................          (207,675)             (112,368)
Class C:
 Proceeds from shares sold .....................................................           521,131             1,408,642
 Net asset value of shares issued upon reinvestment of distributions ...........            26,504                17,262
 Payments for shares redeemed ..................................................          (294,995)           (1,864,715)
Class O:
 Proceeds from shares sold .....................................................            16,827                    --
 Net asset value of shares issued upon reinvestment of distributions ...........               124                    --
 Payments for shares redeemed ..................................................              (201)                   --
                                                                                      ------------          ------------
 Net increase in net assets from fund share transactions .......................        32,315,585             4,485,963
                                                                                      ------------          ------------
Net change in net assets .......................................................        37,642,506             4,273,655
NET ASSETS:
Beginning of period ............................................................        51,751,163            47,477,508
                                                                                      ------------          ------------
End of period ..................................................................      $ 89,393,669          $ 51,751,163
                                                                                      ============          ============
End of period net assets includes undistributed net investment income ..........      $    314,993          $    133,393
                                                                                      ============          ============


20 See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                                                                     BOND
                                                                                    --------------------------------------
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                    ----------------      ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold .........................................................         2,263,603               548,816
 Number of shares issued upon reinvestment of distributions ....................           172,582               155,038
 Number of shares redeemed .....................................................        (1,959,024)           (1,014,897)
                                                                                        ----------            ----------
 Net increase (decrease) .......................................................           477,161              (311,043)
                                                                                        ==========            ==========
Class A:
 Number of shares sold .........................................................         7,117,244             1,601,442
 Number of shares issued upon reinvestment of distributions ....................           153,601                73,813
 Number of shares redeemed .....................................................        (4,713,207)             (878,469)
                                                                                        ----------            ----------
 Net increase ..................................................................         2,557,638               796,786
                                                                                        ==========            ==========
Class B:
 Number of shares sold .........................................................            59,060                26,143
 Number of shares issued upon reinvestment of distributions ....................             1,566                   533
 Number of shares redeemed .....................................................           (20,351)              (11,488)
                                                                                        ----------            ----------
 Net increase ..................................................................            40,275                15,188
                                                                                        ==========            ==========
Class C:
 Number of shares sold .........................................................            49,987               143,274
 Number of shares issued upon reinvestment of distributions ....................             2,560                 1,757
 Number of shares redeemed .....................................................           (28,265)             (190,160)
                                                                                        ----------            ----------
 Net increase (decrease) .......................................................            24,282               (45,129)
                                                                                        ==========            ==========
Class O:
 Number of shares sold .........................................................             1,594                  --
 Number of shares issued upon reinvestment of distributions ....................                12                  --
 Number of shares redeemed .....................................................               (19)                 --
                                                                                        ----------            ----------
 Net increase ..................................................................             1,587                  --
                                                                                        ==========            ==========

                                           See Notes to Financial Statements. 21

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                             AETNA GOVERNMENT FUND
                                                                                    --------------------------------------
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                    ----------------      ----------------
FROM OPERATIONS:

Net investment income ..........................................................      $  1,573,860          $  1,167,521
Net realized gain (loss) on investments ........................................           956,196              (134,807)
Net change in unrealized gain or loss on investments ...........................         1,420,625               347,117
                                                                                      ------------          ------------
    Net increase in net assets resulting from operations .......................         3,950,681             1,379,831
                                                                                      ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ....................................................          (675,238)             (618,911)
Class A:
 From net investment income ....................................................          (761,710)             (538,903)
Class B:
 From net investment income ....................................................            (6,142)               (6,367)
Class C:
 From net investment income ....................................................           (19,610)               (5,735)
                                                                                      ------------          ------------
 Decrease in net assets from distributions to shareholders .....................        (1,462,700)           (1,169,916)
                                                                                      ------------          ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold .....................................................        11,953,570             4,871,446
 Net asset value of shares issued upon reinvestment of distributions ...........           672,282               614,571
 Payments for shares redeemed ..................................................        (5,309,302)           (4,390,868)
Class A:
 Proceeds from shares sold .....................................................        47,869,035            16,940,547
 Net asset value of shares issued upon reinvestment of distributions ...........           739,662               531,302
 Payments for shares redeemed ..................................................       (36,643,023)          (12,157,015)
Class B:
 Proceeds from shares sold .....................................................           421,433                78,960
 Net asset value of shares issued upon reinvestment of distributions ...........             5,767                 2,915
 Payments for shares redeemed ..................................................               (10)             (167,822)
Class C:
 Proceeds from shares sold .....................................................         2,223,083                42,444
 Net asset value of shares issued upon reinvestment of distributions ...........            12,734                 3,338
 Payments for shares redeemed ..................................................        (1,676,316)              (41,728)
                                                                                      ------------          ------------
 Net increase in net assets from fund share transactions .......................        20,268,915             6,328,090
                                                                                      ------------          ------------
Net change in net assets .......................................................        22,756,896             6,538,005
NET ASSETS:
Beginning of period ............................................................        22,630,189            16,092,184
                                                                                      ------------          ------------
End of period ..................................................................      $ 45,387,085          $ 22,630,189
                                                                                      ============          ============
End of period net assets includes undistributed net investment income ..........      $    130,488          $     19,328
                                                                                      ============          ============


22 See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                                                             AETNA GOVERNMENT FUND
                                                                                    --------------------------------------
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                    OCTOBER 31, 2001      OCTOBER 31, 2000
                                                                                    ----------------      ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold .........................................................         1,160,089               500,004
 Number of shares issued upon reinvestment of distributions ....................            65,165                62,626
 Number of shares redeemed .....................................................          (516,647)             (449,006)
                                                                                        ----------            ----------
 Net increase ..................................................................           708,607               113,624
                                                                                        ==========            ==========
Class A:
 Number of shares sold .........................................................         4,676,245             1,716,596
 Number of shares issued upon reinvestment of distributions ....................            71,678                54,110
 Number of shares redeemed .....................................................        (3,586,853)           (1,232,057)
                                                                                        ----------            ----------
 Net increase ..................................................................         1,161,070               538,649
                                                                                        ==========            ==========
Class B:
 Number of shares sold .........................................................            40,500                 8,034
 Number of shares issued upon reinvestment of distributions ....................               553                   297
 Number of shares redeemed .....................................................                (1)              (16,970)
                                                                                        ----------            ----------
 Net increase (decrease) .......................................................            41,052                (8,639)
                                                                                        ==========            ==========
Class C:
 Number of shares sold .........................................................           215,020                 4,340
 Number of shares issued upon reinvestment of distributions ....................             1,234                   340
 Number of shares redeemed .....................................................          (163,271)               (4,239)
                                                                                        ----------            ----------
 Net increase ..................................................................            52,983                   441
                                                                                        ==========            ==========


                                           See Notes to Financial Statements. 23

INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                    MONEY MARKET
                                                                                       ---------------------------------------
                                                                                          YEAR ENDED             YEAR ENDED
                                                                                       OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                                       ----------------       ----------------
FROM OPERATIONS:

Net investment income ..........................................................         $  20,777,267          $  26,214,156
Net realized loss on investments ...............................................            (1,289,244)               (21,311)
                                                                                         -------------          -------------
 Net increase in net assets resulting from operations ..........................            19,488,023             26,192,845
                                                                                         -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income ....................................................           (10,983,585)           (14,947,032)
Class A:
 From net investment income ....................................................            (9,140,796)           (10,781,081)
Class B:
 From net investment income ....................................................               (30,048)                (7,815)
Class C:
 From net investment income ....................................................              (514,193)              (478,228)
                                                                                         -------------          -------------
 Decrease in net assets from distributions to shareholders .....................           (20,668,622)           (26,214,156)
                                                                                         -------------          -------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold .....................................................           145,060,216            149,181,425
 Net asset value of shares issued upon reinvestment of distributions ...........            10,531,080             14,291,758
 Payments for shares redeemed ..................................................          (161,191,804)          (202,281,370)
Class A:
 Proceeds from shares sold .....................................................           321,620,216            525,344,636
 Net asset value of shares issued upon reinvestment of distributions ...........             8,767,046             10,469,206
 Payments for shares redeemed ..................................................          (314,463,459)          (522,973,185)
Class B:
 Proceeds from shares sold .....................................................             2,078,004                273,849
 Net asset value of shares issued upon reinvestment of distributions ...........                26,986                  6,651
 Payments for shares redeemed ..................................................            (1,064,337)              (269,084)
Class C:
 Proceeds from shares sold .....................................................            12,940,925             12,119,509
 Net asset value of shares issued upon reinvestment of distributions ...........               491,276                442,590
 Payments for shares redeemed ..................................................           (11,001,304)            (9,715,182)
                                                                                         -------------          -------------
 Net increase (decrease) in net assets from fund share transactions ............            13,794,845            (23,109,197)
                                                                                         -------------          -------------
Net change in net assets .......................................................            12,614,246            (23,130,508)
NET ASSETS:
Beginning of period ............................................................           449,999,092            473,129,600
                                                                                         -------------          -------------
End of period ..................................................................         $ 462,613,338          $ 449,999,092
                                                                                         =============          =============
End of period net assets includes undistributed net investment income ..........         $     108,645          $          --
                                                                                         =============          =============


24 See Notes to Financial Statements.

--------------------------------------------------------------------------------


                                                                                                    MONEY MARKET
                                                                                       ---------------------------------------
                                                                                          YEAR ENDED             YEAR ENDED
                                                                                       OCTOBER 31, 2001       OCTOBER 31, 2000
                                                                                       ----------------       ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold .........................................................           145,060,215            149,181,424
 Number of shares issued upon reinvestment of distributions ....................            10,531,080             14,291,758
 Number of shares redeemed .....................................................          (161,191,804)          (202,281,370)
                                                                                          ------------           ------------
 Net decrease ..................................................................            (5,600,509)           (38,808,188)
                                                                                          ============           ============
Class A:
 Number of shares sold .........................................................           321,620,216            525,344,637
 Number of shares issued upon reinvestment of distributions ....................             8,767,045             10,469,206
 Number of shares redeemed .....................................................          (314,463,459)          (522,973,185)
                                                                                          ------------           ------------
 Net increase ..................................................................            15,923,802             12,840,658
                                                                                          ============           ============
Class B:
 Number of shares sold .........................................................             2,078,004                273,850
 Number of shares issued upon reinvestment of distributions ....................                26,986                  6,651
 Number of shares redeemed .....................................................            (1,064,337)              (269,084)
                                                                                          ------------           ------------
 Net increase ..................................................................             1,040,653                 11,417
                                                                                          ============           ============
Class C:
 Number of shares sold .........................................................            12,940,926             12,119,508
 Number of shares issued upon reinvestment of distributions ....................               491,276                442,590
 Number of shares redeemed .....................................................           (11,001,304)            (9,715,182)
                                                                                          ------------           ------------
 Net increase ..................................................................             2,430,898              2,846,916
                                                                                          ============           ============



                                           See Notes to Financial Statements. 25

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds, (each a Fund; collectively, the Funds), Aetna Bond Fund (Bond), Aetna Government Fund, and Aetna Money Market Fund (Money Market).

Aetna Government Fund and Money Market are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Bond is authorized to offer five classes of shares, Class I, Class A, Class B, Class C and Class O. Class I is offered principally to institutions. Class O is offered to customers purchasing shares through ING DIRECT Securities, Inc., a subsidiary of ING Groep N.V.
(ING). Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% of average net assets of the class per year, except for Money Market.

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.75% (except for Money Market); service fees of 0.25% (except for Money Market).

  CLASS O: No front-end sales charge; no distribution fees; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:


                               CLASS I              CLASS A           CLASS B          CLASS C             CLASS O
                               -------              -------           -------          -------             -------
BOND                      December 27, 1991     April 15, 1994     March 1, 1999     June 30, 1998     August 1, 2001
AETNA GOVERNMENT FUND     December 22, 1993     April 15, 1994     March 1, 1999     June 30, 1998            N/A
MONEY MARKET              December 27, 1991     April 15, 1994     March 1, 1999     June 30, 1998            N/A


The following is each Fund's investment objective:

  BOND seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  AETNA GOVERNMENT FUND seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  MONEY MARKET seeks to provide high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments.

--------------------------------------------------------------------------------

On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Funds, and Aeltus Capital, Inc. (ACI), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. Aeltus and ACI are indirect wholly owned subsidiaries of ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Except for Money Market, exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges or, for over-the-counter securities, at the mean of the last bid and asked prices. Fixed income securities maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. Short-term investments maturing sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Equity and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

Money Market, as permitted by Rule 2a-7 under the Act, carries all investments at amortized cost, which approximates market value.

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss on investments.

B. FUTURES AND FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds (except for Money Market) may invest in financial futures contracts as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds, where authorized, may use forward foreign currency exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated portfolio securities. Contracts are recorded at market value and marked-to-market daily. Money Market may not invest in forward foreign currency exchange contracts.

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

The risks associated with financial futures and forward foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, certain futures and forward foreign currency exchange contracts which remain open at the end of the fiscal year are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. OPTIONS CONTRACTS

The Funds (except for Money Market) may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

D. SWAP CONTRACTS

Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, Bond will record a realized gain or loss.

E. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Bond and Aetna Government Fund may invest up to 15% and Money Market may invest up to 10% of its net assets in illiquid securities. Except for Money Market, illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are

--------------------------------------------------------------------------------

valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

F. DELAYED DELIVERY TRANSACTIONS

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold are identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

G. DOLLAR ROLL TRANSACTIONS

Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

H. FEDERAL INCOME TAXES

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

I. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, certain futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

J. LINE OF CREDIT

Certain series of the Company (including Bond and Aetna Government Fund), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $200,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a

INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2001
--------------------------------------------------------------------------------

revolving credit advance. No borrowings from the line of credit have been made as of October 31, 2001.

K. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the effective rates before waivers as of October 31, 2001:

                                            FEE         EFFECTIVE
                                           RANGE           RATE
                                           -----        ---------
          Bond                          0.50%-0.40%       0.50%
          Aetna Government Fund         0.50%-0.40%       0.50%
          Money Market                  0.40%-0.30%       0.40%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.25% of the average daily net assets associated with those shares. For the period November 1, 2000 through October 31, 2001, Aeltus paid ALIAC $129,569.

The Company has adopted a Shareholder Services Plan for the Class B, Class C and Class O shares, except Money Market Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B, Class C and Class O shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund (except Money Market) and 0.75% of the average daily net assets of Class B and Class C shares of each Fund (except Class C shares of Money Market). Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares. For the year ended October 31, 2001, ACI received net commissions of $1,413 for Bond and $933 for Aetna Government, from the sales of Class A shares and contingent sales charges from redemptions of Class C shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees in connection with Class B, Class C and Class O shares.

--------------------------------------------------------------------------------

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2001 to reimburse each Fund (except Money Market) for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2001 were:

                              COST OF PURCHASES       PROCEEDS FROM SALES
                              -----------------       -------------------
     Bond                        $158,578,206            $158,861,732
     Aetna Government Fund         99,403,857              77,553,777

6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 2001, the following capital loss carryforwards had been incurred:

                          TOTAL CAPITAL LOSS      YEAR OF EXPIRATION
                                                  ------------------
                             CARRYFORWARD         2008          2009
                             ------------         ----          ----
     Money Market              1,310,555        $21,311      $1,289,244


7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, Bond has been allocated 100 million shares each of Class I, Class A, Class B, Class C and Class O; Aetna Government Fund has been allocated 100 million shares each of Class I, Class A, Class B and Class C; Money Market has been allocated one billion shares each of Class I, Class A, Class B and Class C. As of October 31, 2001, the following shares of the Funds were owned by ALIAC and its affiliates:

                                    CLASS I        CLASS A
                                    -------        -------
         Bond                       2,060,127       148,515
         Aetna Government Fund      1,406,971       233,107
         Money Market             116,619,018     8,091,257

8. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes had no material impact on the Funds' net asset values.

INCOME FUNDS
FINANCIAL HIGHLIGHTS
BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                         CLASS I                                  2001           2000           1999          1998          1997
-----------------------------------------------------------    -----------    -----------    -----------   -----------   -----------
Net asset value, beginning of period ....................        $  9.93        $  9.98        $ 10.38       $ 10.22       $ 10.09
                                                                 -------        -------        -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................           0.52           0.59           0.57+         0.60+         0.62+
 Net realized and change in unrealized gain or loss on
  investments ...........................................           0.86          (0.12)         (0.41)         0.17          0.13
                                                                 -------        -------        -------       -------       -------
   Total income from investment operations ..............           1.38           0.47           0.16          0.77          0.75
                                                                 -------        -------        -------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income .............................          (0.55)         (0.52)         (0.56)        (0.61)        (0.62)
                                                                 -------        -------        -------       -------       -------
   Total distributions ..................................          (0.55)         (0.52)         (0.56)        (0.61)        (0.62)
                                                                 -------        -------        -------       -------       -------
Net asset value, end of period ..........................        $ 10.76        $  9.93        $  9.98       $ 10.38       $ 10.22
                                                                 =======        =======        =======       =======       =======

Total return ............................................          14.20%          4.88%          1.56%         7.72%         7.72%
Net assets, end of period (000's) .......................        $38,716        $31,000        $34,268       $41,804       $34,080
Ratio of net investment expenses to average net assets ..           0.75%          0.75%          0.75%         0.75%         0.75%
Ratio of net investment income to average net assets ....           5.09%          6.00%          5.52%         5.79%         6.07%
Ratio of expenses before reimbursement and waiver to
 average net assets .....................................           0.82%          0.84%          0.93%         0.97%         1.14%
Portfolio turnover rate .................................         235.44%        361.83%        174.14%        77.01%        48.56%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

32 See Notes to Financial Statements.

BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       CLASS A                                                    2001           2000           1999          1998          1997
-----------------------------------------------------------    -----------    -----------    -----------   -----------   -----------
Net asset value, beginning of period ......................      $  9.93        $  9.98        $ 10.37        $10.22        $10.09
                                                                 -------        -------        -------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................         0.50           0.55           0.54+         0.57+         0.54+
 Net realized and change in unrealized gain or loss on
  investments ..............................................        0.84          (0.10)         (0.39)         0.15          0.13
                                                                 -------        -------        -------        ------        ------
   Total income from investment operations ................         1.34           0.45           0.15          0.72          0.67
                                                                 -------        -------        -------        ------        ------
LESS DISTRIBUTIONS:
 From net investment income ...............................        (0.52)         (0.50)         (0.54)        (0.57)        (0.54)
                                                                 -------        -------        -------        ------        ------
   Total distributions ....................................        (0.52)         (0.50)         (0.54)        (0.57)        (0.54)
                                                                 -------        -------        -------        ------        ------
Net asset value, end of period ............................      $ 10.75        $  9.93        $  9.98        $10.37        $10.22
                                                                 =======        =======        =======        ======        ======

Total return ..............................................        13.84%          4.62%          1.43%         7.27%         6.89%
Net assets, end of period (000's) .........................      $48,947        $19,808        $11,963        $1,890        $1,006
Ratio of net investment expenses to average net assets ....         1.00%          1.00%          1.00%         1.05%         1.50%
Ratio of net investment income to average net assets ......         4.84%          5.75%          5.27%         5.49%         5.32%
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................         1.07%          1.09%          1.18%         1.27%         1.89%
Portfolio turnover rate ...................................       235.44%        361.83%        174.14%        77.01%        48.56%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 33

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                    PERIOD FROM
                                                                                                                   MARCH 1, 1999
                                                                                  YEAR ENDED      YEAR ENDED     (DATE OF INITIAL
                                                                                  OCTOBER 31,     OCTOBER 31,    PUBLIC OFFERING)
                                    CLASS B                                          2001            2000      TO OCTOBER 31, 1999
--------------------------------------------------------------------------------  -----------     -----------  -------------------
Net asset value, beginning of period ...........................................    $  9.92         $  9.98           $ 10.29
                                                                                    -------         -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................       0.43            0.47              0.31+
 Net realized and change in unrealized gain or loss on investments .............       0.84           (0.11)            (0.32)
                                                                                    -------         -------           -------
   Total income from investment operations .....................................       1.27            0.36             (0.01)
                                                                                    -------         -------           -------
LESS DISTRIBUTIONS:
 From net investment income ....................................................      (0.45)          (0.42)            (0.30)
                                                                                    -------         -------           -------
   Total distributions .........................................................      (0.45)          (0.42)            (0.30)
                                                                                    -------         -------           -------
Net asset value, end of period .................................................    $ 10.74         $  9.92           $  9.98
                                                                                    =======         =======           =======

Total return ...................................................................      13.07%           3.76%            (0.11)%
Net assets, end of period (000's) ..............................................    $   806         $   345           $   195
Ratio of net investment expenses to average net assets .........................       1.75%           1.75%             1.75%(1)
Ratio of net investment income to average net assets ...........................       4.09%           5.00%             4.52%(1)
Ratio of expenses before reimbursement and waiver to average net assets ........       1.82%           1.84%             1.93%(1)
Portfolio turnover rate ........................................................     235.44%         361.83%           174.14%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

34 See Notes to Financial Statements.

BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       (DATE OF INITIAL
                                                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      PUBLIC OFFERING)
                             CLASS C                                2001           2000           1999        TO OCTOBER 31, 1998
-------------------------------------------------------------    -----------    -----------    -----------    -------------------
Net asset value, beginning of period ........................      $  9.91        $  9.97        $ 10.37              $10.31
                                                                   -------        -------        -------              ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................         0.42           0.50           0.46+               0.17+
 Net realized and change in unrealized gain or loss
 on investments .............................................         0.85          (0.14)         (0.39)               0.05
                                                                   -------        -------        -------              ------
   Total income from investment operations ..................         1.27           0.36           0.07                0.22
                                                                   -------        -------        -------              ------
LESS DISTRIBUTIONS:
 From net investment income .................................        (0.45)         (0.42)         (0.47)              (0.16)
                                                                   -------        -------        -------              ------
   Total distributions ......................................        (0.45)         (0.42)         (0.47)              (0.16)
                                                                   -------        -------        -------              ------
Net asset value, end of period ..............................      $ 10.73        $  9.91        $  9.97              $10.37
                                                                   =======        =======        =======              ======

Total return ................................................        13.08%          3.76%          0.66%               2.10%
Net assets, end of period (000's) ...........................      $   908        $   598        $ 1,052              $  108
Ratio of net investment expenses to average net assets ......         1.75%          1.75%          1.75%               1.75%(1)
Ratio of net investment income to average net assets ........         4.09%          5.00%          4.52%               4.79%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .........................................         1.82%          1.84%          1.93%               1.97%(1)
Portfolio turnover rate .....................................       235.44%        361.83%        174.14%              77.01%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                           See Notes to Financial Statements. 35

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
BOND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout the period:


                                                                                           PERIOD FROM
                                                                                          AUGUST 1, 2001
                                                                                         (DATE OF INITIAL
                                                                                         PUBLIC OFFERING)
                                    CLASS O                                            TO OCTOBER 31, 2001
--------------------------------------------------------------------------------       -------------------
Net asset value, beginning of period ...........................................             $ 10.49
                                                                                             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................                0.40
 Net realized and change in unrealized gain or loss on investments .............               (0.03)
                                                                                             -------
   Total income from investment operations .....................................                0.37
                                                                                             -------
LESS DISTRIBUTIONS:
 From net investment income ....................................................               (0.10)
                                                                                             -------
   Total distributions .........................................................               (0.10)
                                                                                             -------
Net asset value, end of period .................................................             $ 10.76
                                                                                             =======

Total return ...................................................................                3.55%
Net assets, end of period (000's) ..............................................             $    17
Ratio of net investment expenses to average net assets .........................                1.00%(1)
Ratio of net investment income to average net assets ...........................                4.84%(1)
Ratio of expenses before reimbursement and waiver to average net assets ........                1.07%(1)
Portfolio turnover rate ........................................................              235.44%


(1) Annualized.

36 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------

Selected data for a fund share outstanding throughout each period:


                                                              YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                          CLASS I                                2001           2000          1999           1998           1997
----------------------------------------------------------    -----------    -----------   -----------    -----------    -----------
Net asset value, beginning of period .....................      $  9.94        $  9.86        $10.29        $  9.99        $  9.80
                                                                -------        -------        ------        -------        -------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................         0.49           0.57          0.51+          0.53+          0.58+
 Net realized and change in unrealized gain or loss on
  investments ............................................         0.74           0.09         (0.45)          0.30           0.21
                                                                -------        -------        ------        -------        -------
   Total income from investment operations ...............         1.23           0.66          0.06           0.83           0.79
                                                                -------        -------        ------        -------        -------
LESS DISTRIBUTIONS:
 From net investment income ..............................        (0.46)         (0.58)        (0.49)         (0.53)         (0.60)
                                                                -------        -------        ------        -------        -------
   Total distributions ...................................        (0.46)         (0.58)        (0.49)         (0.53)         (0.60)
                                                                -------        -------        ------        -------        -------
Net asset value, end of period ...........................      $ 10.71        $  9.94        $ 9.86        $ 10.29        $  9.99
                                                                =======        =======        ======        =======        =======

Total return .............................................        12.67%          6.92%         0.58%          8.54%          8.39%
Net assets, end of period (000's) ........................      $19,458        $11,021        $9,808        $13,980        $10,217
Ratio of net investment expenses to average net assets ...         0.70%          0.70%         0.70%          0.70%          0.70%
Ratio of net investment income to average
 net assets ..............................................         4.80%          5.90%         5.00%          5.21%          5.91%
Ratio of expenses before reimbursement and waiver to
 average net assets ......................................         0.95%          0.97%         1.47%          1.51%          1.70%
Portfolio turnover rate ..................................       260.00%        138.83%        30.72%        181.08%        147.78%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 37

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            CLASS A                               2001           2000           1999          1998          1997
-----------------------------------------------------------    -----------    -----------    -----------   -----------   -----------
Net asset value, beginning of period ......................      $  9.94        $  9.86         $10.29       $  9.99       $  9.79
                                                                 -------        -------         ------       -------       -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....................................         0.46           0.55           0.48+         0.49+         0.51+
 Net realized and change in unrealized gain or loss on
  investments .............................................         0.74           0.08          (0.45)         0.31          0.21
                                                                 -------        -------         ------       -------       -------
   Total income from investment operations ................         1.20           0.63           0.03          0.80          0.72
                                                                 -------        -------         ------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income ...............................        (0.44)         (0.55)         (0.46)        (0.50)        (0.52)
                                                                 -------        -------         ------       -------       -------
   Total distributions ....................................        (0.44)         (0.55)         (0.46)        (0.50)        (0.52)
                                                                 -------        -------         ------       -------       -------
Net asset value, end of period ............................      $ 10.70        $  9.94         $ 9.86       $ 10.29       $  9.99
                                                                 =======        =======         ======       =======       =======

Total return ..............................................        12.35%          6.65%          0.34%         8.19%         7.67%
Net assets, end of period (000's) .........................      $24,711        $11,413         $6,009       $   875       $   531
Ratio of net investment expenses to average net assets ....         0.95%          0.95%          0.95%         1.03%         1.45%
Ratio of net investment income to average net assets ......         4.55%          5.65%          4.75%         4.88%         5.16%
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................         1.20%          1.22%          1.72%         1.84%         2.45%
Portfolio turnover rate ...................................       260.00%        138.83%         30.72%       181.08%       147.78%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

38 See Notes to Financial Statements.

AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                    PERIOD FROM
                                                                                                                   MARCH 1, 1999
                                                                                  YEAR ENDED      YEAR ENDED     (DATE OF INITIAL
                                                                                  OCTOBER 31,     OCTOBER 31,    PUBLIC OFFERING)
                                    CLASS B                                          2001            2000      TO OCTOBER 31, 1999
--------------------------------------------------------------------------------  -----------     -----------  -------------------
Net asset value, beginning of period ...........................................    $  9.95         $  9.86           $10.12
                                                                                    -------         -------           ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................       0.36            0.48             0.27+
 Net realized and change in unrealized gain or loss on investments .............       0.77            0.08            (0.27)
                                                                                    -------         -------           ------
   Total income from investment operations .....................................       1.13            0.56             0.00
                                                                                    -------         -------           ------
LESS DISTRIBUTIONS:
 From net investment income ....................................................      (0.37)          (0.47)           (0.26)
                                                                                    -------         -------           ------
   Total distributions .........................................................      (0.37)          (0.47)           (0.26)
                                                                                    -------         -------           ------
Net asset value, end of period .................................................    $ 10.71         $  9.95           $ 9.86
                                                                                    =======         =======           ======

Total return ...................................................................      11.52%           5.88%            0.00%
Net assets, end of period (000's) ..............................................    $   512         $    68           $  152
Ratio of net investment expenses to average net assets .........................       1.70%           1.70%            1.70%(1)
Ratio of net investment income to average net assets ...........................       3.78%           4.90%            4.00%(1)
Ratio of expenses before reimbursement and waiver to average net assets ........       1.95%           1.97%            2.47%(1)
Portfolio turnover rate ........................................................     260.00%         138.83%           30.72%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                           See Notes to Financial Statements. 39

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
AETNA GOVERNMENT FUND
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       (DATE OF INITIAL
                                                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      PUBLIC OFFERING)
                             CLASS C                                2001           2000           1999        TO OCTOBER 31, 1998
-------------------------------------------------------------    -----------    -----------    -----------    -------------------
Net asset value, beginning of period ........................      $  9.93        $  9.85         $10.29            $ 10.11
                                                                   -------        -------         ------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................         0.38           0.47           0.40+              0.15+
 Net realized and change in unrealized gain or loss on
  investments ...............................................         0.74           0.09          (0.45)              0.17
                                                                   -------        -------         ------            -------
   Total income from investment operations ..................         1.12           0.56          (0.05)              0.32
                                                                   -------        -------         ------            -------
LESS DISTRIBUTIONS:
 From net investment income .................................        (0.36)         (0.48)         (0.39)             (0.14)
                                                                   -------        -------         ------            -------
   Total distributions ......................................        (0.36)         (0.48)         (0.39)             (0.14)
                                                                   -------        -------         ------            -------
Net asset value, end of period ..............................      $ 10.69        $  9.93         $ 9.85            $ 10.29
                                                                   =======        =======         ======            =======

Total return ................................................        11.50%          5.89%         (0.46)%             3.18%
Net assets, end of period (000's) ...........................      $   705        $   129         $  124            $   117
Ratio of net investment expenses to average net assets ......         1.70%          1.70%          1.70%              1.70%(1)
Ratio of net investment income to average net assets ........         3.79%          4.90%          4.00%              4.21%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .........................................         1.95%          1.97%          2.47%              2.51%(1)
Portfolio turnover rate .....................................       260.00%        138.83%         30.72%            181.08%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

40 See Notes to Financial Statements.

MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            CLASS I                               2001           2000           1999          1998          1997
-----------------------------------------------------------    -----------    -----------    -----------   -----------   -----------
Net asset value, beginning of period ......................      $   1.00       $   1.00       $   1.00      $   1.00      $   1.00
                                                                 --------       --------       --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................................          0.05           0.06           0.05+         0.05+         0.05+
                                                                 --------       --------       --------      --------      --------
   Total income from investment operations ................          0.05           0.06           0.05          0.05          0.05
                                                                 --------       --------       --------      --------      --------
LESS DISTRIBUTIONS:
 From net investment income ...............................         (0.05)         (0.06)         (0.05)        (0.05)        (0.05)
                                                                 --------       --------       --------      --------      --------
   Total distributions ....................................         (0.05)         (0.06)         (0.05)        (0.05)        (0.05)
                                                                 --------       --------       --------      --------      --------
Net asset value, end of period ............................      $   1.00       $   1.00       $   1.00      $   1.00      $   1.00
                                                                 ========       ========       ========      ========      ========

Total return ..............................................          4.58%          5.97%          4.88%         5.36%         5.49%
Net assets, end of period (000's) .........................      $239,531       $245,774       $284,594      $276,024      $273,710
Ratio of net investment expenses to average net assets.....          0.64%          0.59%          0.50%         0.48%         0.37%
Ratio of net investment income to average
 net assets ...............................................          4.51%          5.80%          4.79%         5.24%         5.31%
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................            --           0.65%          0.64%         0.72%         0.81%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 41

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:



                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                            CLASS A                               2001           2000           1999          1998          1997
-----------------------------------------------------------    -----------    -----------    -----------   -----------   -----------
Net asset value, beginning of period ..................          $   1.00       $   1.00       $   1.00      $   1.00      $   1.00
                                                                 --------       --------       --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................              0.05           0.06           0.05+         0.05+         0.05+
                                                                 --------       --------       --------      --------      --------
   Total income from investment operations ............              0.05           0.06           0.05          0.05          0.05
                                                                 --------       --------       --------      --------      --------
LESS DISTRIBUTIONS:
 From net investment income ...........................             (0.05)         (0.06)         (0.05)        (0.05)        (0.05)
                                                                 --------       --------       --------      --------      --------
   Total distributions ................................             (0.05)         (0.06)         (0.05)        (0.05)        (0.05)
                                                                 --------       --------       --------      --------      --------
Net asset value, end of period ........................          $   1.00       $   1.00       $   1.00      $   1.00      $   1.00
                                                                 ========       ========       ========      ========      ========

Total return ..........................................              4.58%          5.97%          4.88%         5.36%         5.49%
Net assets, end of period (000's) .....................          $209,870       $194,454       $181,623      $161,456      $156,530
Ratio of net investment expenses to average net assets               0.64%          0.59%          0.50%         0.48%         0.37%
Ratio of net investment income to average net assets ..              4.51%          5.80%          4.79%         5.24%         5.31%
Ratio of expenses before reimbursement and waiver to
 average net assets ...................................                --           0.65%          0.64%         0.72%         0.91%


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

42 See Notes to Financial Statements.

MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                    PERIOD FROM
                                                                                                                   MARCH 1, 1999
                                                                                  YEAR ENDED      YEAR ENDED     (DATE OF INITIAL
                                                                                  OCTOBER 31,     OCTOBER 31,    PUBLIC OFFERING)
                                    CLASS B                                          2001            2000      TO OCTOBER 31, 1999
--------------------------------------------------------------------------------  -----------     -----------  -------------------
Net asset value, beginning of period ...........................................     $ 1.00          $ 1.00          $ 1.00
                                                                                     ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................       0.03            0.05            0.03+
                                                                                     ------          ------          ------
   Total income from investment operations .....................................       0.03            0.05            0.03
                                                                                     ------          ------          ------
LESS DISTRIBUTIONS:
 From net investment income ....................................................      (0.03)          (0.05)          (0.03)
                                                                                     ------          ------          ------
   Total distributions .........................................................      (0.03)          (0.05)          (0.03)
                                                                                     ------          ------          ------
Net asset value, end of period .................................................     $ 1.00          $ 1.00          $ 1.00
                                                                                     ======          ======          ======

Total return ...................................................................       3.55%           4.92%           2.56%
Net assets, end of period (000's) ..............................................     $1,199          $  159          $  148
Ratio of net investment expenses to average net assets .........................       1.64%           1.59%           1.50%(1)
Ratio of net investment income to average net assets ...........................       3.51%           4.80%           3.78%(1)
Ratio of expenses before reimbursement and waiver to average net assets ........         --            1.65%           1.64%(1)


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized.

                                           See Notes to Financial Statements. 43

INCOME FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
MONEY MARKET
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 30, 1998
                                                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       (DATE OF INITIAL
                                                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      PUBLIC OFFERING)
                             CLASS C                                2001           2000           1999        TO OCTOBER 31, 1998
-------------------------------------------------------------    -----------    -----------    -----------    -------------------
Net asset value, beginning of period ........................      $  1.00         $ 1.00         $ 1.00             $ 1.00
                                                                   -------         ------         ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................         0.05           0.06           0.05+              0.02+
                                                                   -------         ------         ------             ------
   Total income from investment operations ..................         0.05           0.06           0.05               0.02
                                                                   -------         ------         ------             ------
LESS DISTRIBUTIONS:
 From net investment income .................................        (0.05)         (0.06)         (0.05)             (0.02)
                                                                   -------         ------         ------             ------
   Total distributions ......................................        (0.05)         (0.06)         (0.05)             (0.02)
                                                                   -------         ------         ------             ------
Net asset value, end of period ..............................      $  1.00         $ 1.00         $ 1.00             $ 1.00
                                                                   =======         ======         ======             ======

Total return ................................................         4.58%          5.97%          4.88%              1.75%
Net assets, end of period (000's) ...........................      $12,013         $9,611         $6,765             $  916
Ratio of net investment expenses to average net assets ......         0.64%          0.59%          0.50%              0.48%(1)
Ratio of net investment income to average net assets ........         4.51%          5.80%          4.79%              5.24%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .........................................           --           0.65%          0.64%              0.72%(1)


+ Per share data calculated using weighted average number of shares outstanding throughout the period.

(1) Annualized

44 See Notes to Financial Statements.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Bond Fund, Aetna Government Fund and Aetna Money Market Fund, each a series of Aetna Series Fund, Inc. (collectively the Income Funds), including the portfolios of investments as of October 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Income Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income Funds as of October 31, 2001, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ KPMG LLP

Hartford, Connecticut
December 7, 2001

                                  -------------------------------------
                                  Capital Appreciation
                                  Aetna Growth Fund
                                  Aetna International Fund
                                  Aetna Small Company Fund
                                  Aetna Value Opportunity Fund
                                  Aetna Technology Fund
                                  -------------------------------------
                                  Growth & Income
                                  Aetna Balanced Fund
                                  Aetna Growth and Income Fund



                                  -------------------------------------
                                  Income
                                  Aetna Bond Fund
                                  Aetna Government Fund
                                  Aetna Money Market Market Fund



                                  -------------------------------------
                                  Index Plus
                                  Aetna Index Plus Large Cap Fund
                                  Aetna Index Plus Mid Cap Fund
                                  Aetna Index Plus Small Cap Fund



                                  -------------------------------------
                                  Generation Funds
                                  Aetna Ascent Fund
                                  Aetna Crossroads Fund
                                  Aetna Legacy Fund



                                  -------------------------------------
                                  Principal Protection Funds
                                  Aetna Principal Protection Fund I
                                  Aetna Principal Protection Fund II
                                  Aetna Principal Protection Fund III
                                  Aetna Principal Protection Fund IV
                                  Aetna Index Plus Protection Fund
                                  -------------------------------------
                                  Brokerage Cash Reserves






Aeltus
[LOGO]

Aetna Mutual Funds are distributed
by Aeltus Capital, Inc.

A prospectus containing more complete information, including charges and expenses, can be obtained from your financial advisor or by calling 1-800-238-6263. Please read the prospectus carefully before investing.

Aetna Mutual Funds
10 State House Square
Hartford, CT 06103-3602